INDEPENDENCE

ONE(R)
MUTUAL
FUNDS

COMBINED

ANNUAL REPORT

TO SHAREHOLDERS

APRIL 30, 1997

Indpendence One U.S. Government
Securities Fund

Independence One Fixed Income Fund

Independence One Michigan
Municipal Bond Fund

[LOGO OF MICHIGAN NATIONAL BANK]

Investment Adviser

[BIRD LOGO] FEDERATED INVESTORS

            Federated Securities Corp., Distributor

[LOGO OF INDEPENDENCE ONE]

Mutual Funds

Cusip 453777856
Cusip 453777807
Cusip 453777864
G01200-11 (6/97)

[RECYCLED LOGO]

PRESIDENT'S MESSAGE

--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Annual Report of Independence One U.S. Government Securities Fund, Independence One Fixed Income Fund and Independence One Michigan Municipal Bond Fund, which covers the period from May 1, 1996 through April 30, 1997. The report begins with a discussion by each fund's portfolio manager, followed by a complete list of each fund's holdings and the financial statements.

The following highlights summarize fund performance over the 12-month reporting period ended April 30, 1997:

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND

This fund's all-government bond portfolio produced an income stream totaling $0.59 per share in addition to a capital gain of $0.01 per share. The fund's net asset value began and ended the period at $9.98. Through income, gains, and share price increase, the fund achieved a total return of 6.15%.* At the end of the period, more than 72% of the holdings were invested in U.S. Treasury securities, with another 27% invested in U.S. government agency securities. Fund net assets stood at $71.9 million at the end of the reporting period.

INDEPENDENCE ONE FIXED INCOME FUND

This fund provides a diversified approach to bond investing through a portfolio that consists of a mix of U.S. government and agency and corporate bonds. This diversified bond portfolio produced an income stream totaling $0.57 per share. Share price declined a modest $0.02 from the first day to the last day of the period. Through its income, the fund achieved a total return of 5.79%.* At the end of the reporting period, fund net assets reached $70.9 million.

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND

Designed for tax-sensitive Michigan investors, this fund invests in investment-grade Michigan municipal bonds to pursue double-tax-free income.+ The fund's portfolio produced an income stream totaling $0.41 per share, while share price increased by $0.04 per share. Through income and share price increase, the fund achieved a total return of 4.62%.* At the end of the reporting period, fund net assets reached $23.5 million.

Thank you for selecting one or more Independence One Mutual Funds to pursue your financial goals. We look forward to keeping you informed about the progress of your investment.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President

June 15, 1997

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ Income may be subject to the federal alternative minimum tax.

MANAGEMENT DISCUSSION & ANALYSIS

--------------------------------------------------------------------------------

Q

     What is your analysis of the bond market during the reporting period, which produced positive but somewhat lackluster returns in the wake of mixed economic signals and volatility?

A

     During the 12-month period ended April 30, 1997, the fixed income markets were in an investment environment characterized by strong economic growth, modest inflation, and unexpectedly strong gains in corporate profits. The yield of the benchmark 30-year U.S. Treasury bond fluctuated from a low of 6.35% to a high of 7.189% over this time period. Inflationary pressures remained in check throughout most of 1996.

In the latter half of the first quarter 1997, inflationary pressures began to emerge. Numerous economic indicators pointed toward an economy that was expanding rapidly, perhaps too rapidly. Economic indicators such as low unemployment, increasing wage pressures, expanding manufacturing activity, and strong housing demand helped to fuel this notion. The Federal Reserve Board apparently felt that the economy was expanding too quickly, because on March 25, 1997 at the Federal Open Market Committee Meeting, the Federal Reserve Board, in its first move in 26 months, decided to raise the Federal Funds target rate by 25 basis points to 5.50%, as a "preemptive strike" against impending inflation.

Q

     How did the Independence One Mutual Funds perform for shareholders during the 12-month reporting period ended April 30, 1997?

A

     Total return for the funds can be divided into a capital appreciation (depreciation) component as well as interest income and capital gain distribution segments. The total return of Independence One U.S. Government

Securities Fund was 6.15%, composed of all income and capital gain distributions. The total return of Independence One Fixed Income Fund was 5.79%, composed of (0.20%) capital depreciation and 5.99% interest income. The total return of Independence One Michigan Municipal Bond Fund was 4.62%, composed of 0.40% capital appreciation and 4.22% interest income distributions.* Q

     How was the portfolio of Independence One Fixed Income Fund structured among U.S. government and corporate bonds at the end of the reporting period, and why?

A

     As of April 30, 1997, the Fixed Income Fund's portfolio was composed of 65.6% U.S. Treasury notes and bonds, 9.2% Federal Agency bonds, 24.4% corporate bonds and .8% cash. The fund attempted to pick up incremental yield by slightly altering the asset allocation away from U.S.
Treasury bonds and into higher yielding corporate bonds. This sector rotation was slight however, as the fund increased its total corporate exposure over the 12-month period ended April 30, 1997 from 20.5% to 24.0% of the fund's net assets.

* Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

Q

     What is the current health of the Michigan economy?

A

     The unemployment rate in the State of Michigan averaged 4.7% in 1996, its lowest rate in 23 years. With the national rate of 5.4%, this marked the third consecutive year that Michigan had a lower unemployment rate than the national average. In addition, the Michigan per capita income has exceeded the national average for two consecutive years and has grown faster than the national average for the last four years. The State has demonstrated significant improvement in financial performance in recent years, and has continued to maintain sizeable levels of cash reserves in its Budget Stabilization Fund which has grown from only $20.1 million at the end of fiscal year 1992 to an expected $1.2 billion by the end of fiscal year 1996. Q

     With one interest rate increase behind us, what is your outlook for the bond market for the balance of 1997 and beyond?

A

     Despite favorable readings on the inflation front, fixed income markets should be wary of further short-term interest rate hikes by the Federal Reserve Board unless there are visible signs that the economy is slowing significantly from its torrid first quarter pace. This uncertainty should increase market volatility as each economic release is scrutinized by traders and economists. For the longer term, we feel that the outlook is more positive. The federal deficit has continued to show improvement and is expected to shrink to around $60 billion by the end of the current fiscal year. This improvement can be attributed to lower outlays (especially on health care) and higher taxes (as economic growth surpassed forecasts). By way of comparison, as recently as 1994 the deficit exceeded $200 billion. If the current projections prove to be accurate, the federal deficit would equal only 0.8% of Gross Domestic Product, the smallest since 1974.

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Independence One U.S. Government Securities Fund (the "Fund") from January 11, 1993 (start of performance) to April 30, 1997, compared to the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Government Bond Index.+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX A

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 1997
1 Year                                 6.15%

Start of Performance (1/11/93)         5.86%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Government/ Corporate Bond Index and the Lehman Brothers Government Bond Index have been adjusted to reflect reinvestment of dividends on securities in the indices.

+The Lehman Brothers Government/Corporate Bond Index and the Lehman
 Brothers Government Bond Index are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged. The Investment Adviser has elected to change the benchmark of the Fund from the Lehman Brothers Government/Corporate Bond Index to the Lehman Brothers Government Bond Index. The Lehman Brothers Government Bond Index is a much more narrow index which is more representative of the securities typically held by the Fund. The Lehman Brothers Government/Corporate Bond Index includes bonds issued by the U.S. government, its agencies or instrumentalities and corporations. In contrast, Lehman Brothers Government Bond Index includes bonds issued only by the U.S.

 government, its agencies and instrumentalities.

INDEPENDENCE ONE FIXED INCOME FUND

--------------------------------------------------------------------------------

        GROWTH OF $10,000 INVESTED IN INDEPENDENCE ONE FIXED INCOME FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Independence One Fixed Income Fund (the "Fund") from October 23, 1995 (start of performance) to April 30, 1997, compared to the Lehman Brothers Intermediate Government/Corporate Bond Index.+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX B

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 1997
1 Year                                        5.79%
Start of Performance (10/23/95)               4.54%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Intermediate Government/Corporate Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

+The Lehman Brothers Intermediate Government/Corporate Bond Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

 This index is unmanaged.

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

  GROWTH OF $10,000 INVESTED IN INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Independence One Michigan Municipal Bond Fund (the "Fund") from November 20, 1995 (start of performance) to April 30, 1997, compared to the Lehman Brothers 7-Year General Obligations Bond Index.+

GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX C

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 1997
1 Year                                  4.62%
Start of Performance (11/20/95)         4.03%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers

 7-Year General Obligations Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

+The Lehman Brothers 7-Year General Obligations Bond Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------


  PRINCIPAL

   AMOUNT                                                                                               VALUE

-------------  -----------------------------------------------------------------------------------  -------------
GOVERNMENT AGENCIES--26.7%

--------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN BANK--5.6%

               -----------------------------------------------------------------------------------
$   4,000,000  7.20%, Bond, 6/14/2011                                                               $   4,028,000
               -----------------------------------------------------------------------------------  -------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION--5.5%

               -----------------------------------------------------------------------------------
    1,000,000  6.50%, Bond, 1/14/2000                                                                     994,620
               -----------------------------------------------------------------------------------
    3,000,000  6.55%, Bond, 10/2/2002                                                                   2,981,520
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    3,976,140

               -----------------------------------------------------------------------------------  -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--15.6%

               -----------------------------------------------------------------------------------
    4,000,000  5.52%, FRN, 6/20/1997                                                                    4,001,560
               -----------------------------------------------------------------------------------
    3,000,000  6.80%, Bond, 1/10/2003                                                                   3,007,890
               -----------------------------------------------------------------------------------
    4,000,000  7.65%, Bond, 3/10/2005                                                                   4,190,360
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                   11,199,810

               -----------------------------------------------------------------------------------  -------------
               TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $19,286,446)                                 19,203,950
               -----------------------------------------------------------------------------------  -------------
U.S. TREASURY OBLIGATIONS--71.1%

--------------------------------------------------------------------------------------------------
               U.S. TREASURY BONDS--19.1%

               -----------------------------------------------------------------------------------
    5,500,000  7.125%, 2/15/2023                                                                        5,549,115
               -----------------------------------------------------------------------------------
    4,340,000  8.00%, 11/15/2021                                                                        4,815,186
               -----------------------------------------------------------------------------------
    3,000,000  8.125%, 8/15/2019                                                                        3,359,190
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                   13,723,491

               -----------------------------------------------------------------------------------  -------------
               U.S. TREASURY NOTES--52.0%

               -----------------------------------------------------------------------------------
   12,000,000  6.125%, 5/15/1998                                                                       12,020,760
               -----------------------------------------------------------------------------------
   10,000,000  6.375%, 3/31/2001                                                                        9,952,100
               -----------------------------------------------------------------------------------
   10,000,000  7.00%, 4/15/1999                                                                        10,138,400
               -----------------------------------------------------------------------------------
    2,000,000  7.50%, 11/15/2001                                                                        2,073,520
               -----------------------------------------------------------------------------------
    3,000,000  7.50%, 2/15/2005                                                                         3,142,470
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                   37,327,250

               -----------------------------------------------------------------------------------  -------------
               TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $50,587,874)                           51,050,741
               -----------------------------------------------------------------------------------  -------------

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------


  PRINCIPAL

   AMOUNT                                                                                               VALUE

-------------  -----------------------------------------------------------------------------------  -------------

(A) REPURCHASE AGREEMENT--1.1%

--------------------------------------------------------------------------------------------------
$     813,000  First Chicago Capital Markets, Inc., 5.42%, dated 4/30/1997,
               due 5/1/1997 (AT AMORTIZED COST)                                                     $     813,000
               -----------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (IDENTIFIED COST $70,687,320) (B)                                  $  71,067,691
               -----------------------------------------------------------------------------------  -------------

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $70,687,320. The net unrealized appreciation of investments on a federal tax basis amounts to $380,371 which is comprised of $614,919 appreciation and $234,548 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($71,883,270) at April 30, 1997.

The following acronym is used throughout this portfolio:

FRN--Floating Rate Note

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997

--------------------------------------------------------------------------------




ASSETS:

---------------------------------------------------------------------------------------------------
Total investments in securities, at value

(identified and tax cost $70,687,320)                                                                $  71,067,691
---------------------------------------------------------------------------------------------------
Cash                                                                                                           258

---------------------------------------------------------------------------------------------------
Income receivable                                                                                        1,106,639

---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  15,395

---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                            6,013

---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       72,195,996

---------------------------------------------------------------------------------------------------
LIABILITIES:

---------------------------------------------------------------------------------------
Payable for shares redeemed                                                              $    4,000
---------------------------------------------------------------------------------------
Income distribution payable                                                                 308,090

---------------------------------------------------------------------------------------
Accrued expenses                                                                                636

---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     312,726

---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 7,206,247 shares outstanding                                                          $  71,883,270
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:

---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  72,557,378
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                 380,371

---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                            (1,054,479)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  71,883,270
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

---------------------------------------------------------------------------------------------------
$71,883,270 / 7,206,247 shares outstanding                                                                   $9.98
---------------------------------------------------------------------------------------------------  -------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF OPERATIONS

YEAR ENDED APRIL 30, 1997

--------------------------------------------------------------------------------


INVESTMENT INCOME:

---------------------------------------------------------------------------------------------------
Interest                                                                                             $   4,647,067
---------------------------------------------------------------------------------------------------
EXPENSES:

--------------------------------------------------------------------------------------
Investment advisory fee                                                                 $   509,098
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    79,408

--------------------------------------------------------------------------------------
Custodian fees                                                                               18,287

--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     27,105
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     5,475

--------------------------------------------------------------------------------------
Auditing fees                                                                                12,611

--------------------------------------------------------------------------------------
Legal fees                                                                                    3,412

--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    47,831

--------------------------------------------------------------------------------------
Share registration costs                                                                     20,086

--------------------------------------------------------------------------------------
Printing and postage                                                                          6,395

--------------------------------------------------------------------------------------
Insurance premiums                                                                            4,544

--------------------------------------------------------------------------------------
Miscellaneous                                                                                 7,850

--------------------------------------------------------------------------------------  -----------
     Total expenses                                                                         742,102

--------------------------------------------------------------------------------------
Waiver--

--------------------------------------------------------------------------------------
     Waiver of investment advisory fee                                                     (327,278)

--------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                     414,824

---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                     4,232,243

---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

---------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                        (1,052,708)

---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     1,178,565
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized gain on investments                                                       125,857
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $   4,358,100
---------------------------------------------------------------------------------------------------  -------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                  YEAR ENDED        YEAR ENDED
                                                                                APRIL 30, 1997    APRIL 30, 1996

INCREASE (DECREASE) IN NET ASSETS:

-----------------------------------------------------------------------------
OPERATIONS--

-----------------------------------------------------------------------------
Net investment income                                                           $    4,232,243    $    4,026,005
-----------------------------------------------------------------------------
Net realized gain (loss) on investments ($1,054,816
net loss and $354,700 net gain, respectively,

as computed for federal tax purposes)                                               (1,052,708)        1,859,938
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                 1,178,565          (999,752)
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from operations                                  4,358,100         4,886,191
-----------------------------------------------------------------------------  ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--

-----------------------------------------------------------------------------
Distributions from net investment income                                            (4,232,243)       (4,026,005)
-----------------------------------------------------------------------------
Distributions from net realized gains                                                  (63,376)         --
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from

     distributions to shareholders                                                  (4,295,619)       (4,026,005)
-----------------------------------------------------------------------------  ----------------  ----------------
SHARE TRANSACTIONS--

-----------------------------------------------------------------------------
Proceeds from sale of shares                                                        18,183,268        22,565,389
-----------------------------------------------------------------------------
Net asset value of shares issued to shareholders

in payment of distributions declared                                                   428,510          --
-----------------------------------------------------------------------------
Cost of shares redeemed                                                            (19,082,325)      (13,648,382)
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from share transactions                           (470,547)        8,917,007
-----------------------------------------------------------------------------  ----------------  ----------------
          Change in net assets                                                        (408,066)        9,777,193
-----------------------------------------------------------------------------
NET ASSETS:

-----------------------------------------------------------------------------
Beginning of period                                                                 72,291,336        62,514,143
-----------------------------------------------------------------------------  ----------------  ----------------
End of period                                                                   $   71,883,270    $   72,291,336
-----------------------------------------------------------------------------  ----------------  ----------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                    YEAR ENDED APRIL 30,
                                                                     1997       1996       1995       1994       1993(A)

NET ASSET VALUE, BEGINNING OF PERIOD                               $    9.98  $    9.79  $    9.84  $   10.31 $   10.00
-----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

-----------------------------------------------------------------
  Net investment income                                                 0.59       0.59       0.60       0.55      0.33
-----------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                0.01       0.19      (0.05)     (0.47)     0.31
-----------------------------------------------------------------  ---------  ---------  ---------  --------- ----------
  Total from investment operations                                      0.60       0.78       0.55       0.08      0.64
-----------------------------------------------------------------  ---------  ---------  ---------  --------- ----------
LESS DISTRIBUTIONS

-----------------------------------------------------------------
  Distributions from net investment income                             (0.59)     (0.59)     (0.60)     (0.55)    (0.33)
-----------------------------------------------------------------
  Distributions from net realized gain

  on investments                                                       (0.01)    --         --         --        --
-----------------------------------------------------------------  ---------  ---------  ---------  --------- --------
  Total distributions                                                  (0.60)     (0.59)     (0.60)     (0.55)    (0.33)
-----------------------------------------------------------------  ---------  ---------  ---------  --------- ----------
NET ASSET VALUE, END OF PERIOD                                     $    9.98  $    9.98  $    9.79  $    9.84 $   10.31
-----------------------------------------------------------------  ---------  ---------  ---------  --------- ----------
TOTAL RETURN (B)                                                        6.15%      7.97%      5.90%      0.66%     4.61%
-----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

-----------------------------------------------------------------
  Expenses                                                              0.57%      0.40%      0.35%      0.31%    0.17%*
-----------------------------------------------------------------
  Net investment income                                                 5.82%      5.85%      6.23%      5.32%    5.59%*
-----------------------------------------------------------------
  Expense waiver (c)                                                    0.45%      0.66%      0.70%      0.70%    0.83%*
-----------------------------------------------------------------
SUPPLEMENTAL DATA

-----------------------------------------------------------------
  Net assets, end of period (000 omitted)                            $71,883    $72,291    $62,514    $72,866   $87,704
-----------------------------------------------------------------
  Portfolio turnover                                                      73%       104%        75%        20%       0%
-----------------------------------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from January 11, 1993 (date of inital public investment) to April 30, 1993.

(b) Based on net asset value.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------


  PRINCIPAL

   AMOUNT                                                                                               VALUE

-------------  -----------------------------------------------------------------------------------  -------------


CORPORATE BONDS--24.0%

--------------------------------------------------------------------------------------------------
               AUTOMOTIVE--1.3%

               -----------------------------------------------------------------------------------
$   1,000,000  Ford Motor Credit Corp., Note, 6.125%, 1/9/2006                                      $     926,200
               -----------------------------------------------------------------------------------  -------------
               BANKING--2.8%

               -----------------------------------------------------------------------------------
    1,000,000  Citicorp, Sr. Note, 5.625%, 2/15/2001                                                      958,890
               -----------------------------------------------------------------------------------
    1,000,000  NationsBank Corp., Sr. Note, 7.00%, 9/15/2001                                            1,000,360
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    1,959,250

               -----------------------------------------------------------------------------------  -------------
               ENTERTAINMENT--1.4%

               -----------------------------------------------------------------------------------
    1,000,000  Disney (Walt) Co., Bond, Series B, 6.75%, 3/30/2006                                        974,760
               -----------------------------------------------------------------------------------  -------------
               FINANCE-COMMERCIAL--2.6%

               -----------------------------------------------------------------------------------
    1,000,000  Associates Corp. of North America, Sr. Note, 6.26%, 2/15/2006                              937,470
               -----------------------------------------------------------------------------------
    1,000,000  General Electric Financial Services, Inc., Deb., 5.50%, 11/1/2001                          947,410
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    1,884,880

               -----------------------------------------------------------------------------------  -------------
               FINANCIAL SERVICES--2.8%

               -----------------------------------------------------------------------------------
    1,000,000  Dean Witter, Discover & Co., Note, 7.75%, 6/1/2001                                       1,030,360
               -----------------------------------------------------------------------------------
    1,000,000  Merrill Lynch & Co., Inc., Note, 7.00%, 3/15/2006                                          982,690
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    2,013,050

               -----------------------------------------------------------------------------------  -------------
               FOOD & BEVERAGE--1.4%

               -----------------------------------------------------------------------------------
    1,000,000  Sara Lee Corp., Note, 6.30%, 11/7/2005                                                     957,140
               -----------------------------------------------------------------------------------  -------------
               INDUSTRIAL SERVICES--1.6%

               -----------------------------------------------------------------------------------
    1,000,000  General Mills, Inc., Medium Term Note, 8.90%, 6/15/2006                                  1,113,560
               -----------------------------------------------------------------------------------  -------------
               PHARMACEUTICALS--1.5%

               -----------------------------------------------------------------------------------
    1,000,000  Lilly (Eli) & Co., Unsecured Note, 8.375%, 12/1/2006                                     1,090,380
               -----------------------------------------------------------------------------------  -------------
               RETAIL--4.3%

               -----------------------------------------------------------------------------------
    1,000,000  May Department Stores Co., Deb., 9.875%, 6/15/2000                                       1,083,110
               -----------------------------------------------------------------------------------
    1,000,000  Penney (J.C.) Co., Inc., Medium Term Note, Series A, 6.375%,

               9/15/2000                                                                                  985,770

               -----------------------------------------------------------------------------------

INDEPENDENCE ONE FIXED INCOME FUND

--------------------------------------------------------------------------------


  PRINCIPAL

   AMOUNT                                                                                               VALUE

-------------  -----------------------------------------------------------------------------------  -------------
CORPORATE BONDS--CONTINUED

--------------------------------------------------------------------------------------------------
               RETAIL--CONTINUED

               -----------------------------------------------------------------------------------
$   1,000,000  Wal-Mart Stores, Inc., Unsecured Note, 6.125%, 10/1/1999                             $     989,370
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    3,058,250

               -----------------------------------------------------------------------------------  -------------
               TELECOMMUNICATIONS--4.3%

               -----------------------------------------------------------------------------------
    1,000,000  AT&T Corp., Note, 7.50%, 6/1/2006                                                        1,021,170
               -----------------------------------------------------------------------------------
    1,000,000  MCI Communications Corp., Sr. Note, 7.50%, 8/20/2004                                     1,026,120
               -----------------------------------------------------------------------------------
    1,000,000  U.S. West Communications, Inc., Note, 6.625%, 9/15/2005                                    969,230
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    3,016,520

               -----------------------------------------------------------------------------------  -------------
               TOTAL CORPORATE BONDS (IDENTIFIED COST $17,345,174)                                     16,993,990
               -----------------------------------------------------------------------------------  -------------
GOVERNMENT AGENCIES--9.1%

--------------------------------------------------------------------------------------------------
               FEDERAL FARM CREDIT BANK--1.0%

               -----------------------------------------------------------------------------------
      300,000  5.96%, Bond, 7/14/2003                                                                     287,850
               -----------------------------------------------------------------------------------
      410,000  6.05%, Bond, 4/21/2003                                                                     395,958
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      683,808

               -----------------------------------------------------------------------------------  -------------
               FEDERAL HOME LOAN BANK--2.2%

               -----------------------------------------------------------------------------------
      880,000  7.46%, Bond, 9/9/2004                                                                      911,636
               -----------------------------------------------------------------------------------
      650,000  7.57%, Bond, 8/19/2004                                                                     677,300
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    1,588,936

               -----------------------------------------------------------------------------------  -------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION--1.0%

               -----------------------------------------------------------------------------------
      700,000  7.90%, Bond, 1/27/2000                                                                     724,990
               -----------------------------------------------------------------------------------  -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.9%

               -----------------------------------------------------------------------------------
    1,000,000  5.37%, Medium Term Note, 2/7/2001                                                          960,440
               -----------------------------------------------------------------------------------
      490,000  6.16%, Bond, 4/3/2001                                                                      482,866
               -----------------------------------------------------------------------------------
    2,000,000  6.69%, Bond, 8/7/2001                                                                    2,005,840
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    3,449,146

               -----------------------------------------------------------------------------------  -------------
               TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $6,505,263)                                   6,446,880
               -----------------------------------------------------------------------------------  -------------

INDEPENDENCE ONE FIXED INCOME FUND

--------------------------------------------------------------------------------


  PRINCIPAL

   AMOUNT                                                                                               VALUE

-------------  -----------------------------------------------------------------------------------  -------------

U.S. TREASURY OBLIGATIONS--64.7%

--------------------------------------------------------------------------------------------------
               U.S. TREASURY BOND--3.4%

               -----------------------------------------------------------------------------------
$   2,000,000  10.75%, 5/15/2003                                                                    $   2,404,540
               -----------------------------------------------------------------------------------  -------------
               U.S. TREASURY NOTES--61.3%

               -----------------------------------------------------------------------------------
    5,500,000  5.125%, 12/31/1998                                                                       5,413,045
               -----------------------------------------------------------------------------------
    5,000,000  6.00%, 12/31/1997                                                                        5,007,850
               -----------------------------------------------------------------------------------
    1,950,000  6.00%, 8/31/1997                                                                         1,952,359
               -----------------------------------------------------------------------------------
   11,250,000  6.125%, 7/31/2000                                                                       11,148,750
               -----------------------------------------------------------------------------------
    1,000,000  6.25%, 2/15/2007                                                                           967,830
               -----------------------------------------------------------------------------------
    7,000,000  6.375%, 8/15/2002                                                                        6,941,690
               -----------------------------------------------------------------------------------
    6,800,000  6.75%, 6/30/1999                                                                         6,864,056
               -----------------------------------------------------------------------------------
    5,000,000  7.50%, 10/31/1999                                                                        5,129,300
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                   43,424,880

               -----------------------------------------------------------------------------------  -------------
               TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $46,710,821)                           45,829,420
               -----------------------------------------------------------------------------------  -------------
(A) REPURCHASE AGREEMENT--0.8%

--------------------------------------------------------------------------------------------------
      561,000  First Chicago Capital Markets, Inc., 5.42%, dated 4/30/1997,

               due 5/1/1997 (AT AMORTIZED COST)                                                           561,000

               -----------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (IDENTIFIED COST $71,122,258)(B)                                   $  69,831,290
               -----------------------------------------------------------------------------------  -------------

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $71,166,437. The net unrealized depreciation of investments on a federal tax basis amounts to $1,335,147 which is comprised of $93,761 appreciation and $1,428,908 depreciation at April 30, 1997.



Note: The categories of investments are shown as a percentage of net assets
      ($70,883,545) at April 30, 1997.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997

--------------------------------------------------------------------------------



ASSETS:

---------------------------------------------------------------------------------------------------
Total investments in securities, at value

(identified cost $71,122,258, and tax cost $71,166,437)                                              $  69,831,290
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        1,113,439

---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  28,608

---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           10,237

---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       70,983,574

---------------------------------------------------------------------------------------------------
LIABILITIES:

----------------------------------------------------------------------------------------
Payable for shares redeemed                                                               $  39,959
----------------------------------------------------------------------------------------
Income distribution payable                                                                  52,837

----------------------------------------------------------------------------------------
Accrued expenses                                                                              7,233

----------------------------------------------------------------------------------------  ---------
     Total liabilities                                                                                     100,029

---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 7,234,918 shares outstanding                                                          $  70,883,545
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:

---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  72,376,635
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                              (1,290,968)

---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                              (202,122)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  70,883,545
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

---------------------------------------------------------------------------------------------------
$70,883,545 / 7,234,918 shares outstanding                                                                   $9.80
---------------------------------------------------------------------------------------------------  -------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1997

--------------------------------------------------------------------------------


INVESTMENT INCOME:

----------------------------------------------------------------------------------------------------
Interest                                                                                              $  4,261,538
----------------------------------------------------------------------------------------------------
EXPENSES:

---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   500,293
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     72,776

---------------------------------------------------------------------------------------
Custodian fees                                                                                10,056

---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      30,126
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                        603

---------------------------------------------------------------------------------------
Auditing fees                                                                                 11,823

---------------------------------------------------------------------------------------
Legal fees                                                                                       841

---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     46,720

---------------------------------------------------------------------------------------
Share registration costs                                                                      19,488

---------------------------------------------------------------------------------------
Printing and postage                                                                           7,279

---------------------------------------------------------------------------------------
Insurance premiums                                                                               730

---------------------------------------------------------------------------------------
Miscellaneous                                                                                  2,100

---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          702,835

---------------------------------------------------------------------------------------
Waiver--

---------------------------------------------------------------------------------------
     Waiver of investment advisory fee                                                      (333,528)

---------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                     369,307

----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                     3,892,231

----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                          (202,277)

----------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments                                                        64,749
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized loss on investments                                                      (137,528)
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  3,754,703
----------------------------------------------------------------------------------------------------  ------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                YEAR ENDED         YEAR ENDED
                                                                              APRIL 30, 1997    APRIL 30, 1996*

INCREASE (DECREASE) IN NET ASSETS:

---------------------------------------------------------------------------
OPERATIONS--

---------------------------------------------------------------------------
Net investment income                                                         $    3,892,231    $      1,621,001
---------------------------------------------------------------------------
Net realized gain (loss) on investments ($72,088 net loss and $11,172 net

gain, respectively, as computed for federal tax purposes)                           (202,277)             11,172
---------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                  64,749          (1,355,717)
---------------------------------------------------------------------------  ----------------  ------------------
     Change in net assets resulting from operations                                3,754,703             276,456
---------------------------------------------------------------------------  ----------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--

---------------------------------------------------------------------------
Distributions from net investment income                                          (3,892,231)         (1,621,001)
---------------------------------------------------------------------------
Distributions from net realized gains                                                (11,017)          --
---------------------------------------------------------------------------  ----------------  ------------------
     Change in net assets resulting from distributions to shareholders            (3,903,248)         (1,621,001)
---------------------------------------------------------------------------  ----------------  ------------------
SHARE TRANSACTIONS--

---------------------------------------------------------------------------
Proceeds from sale of shares                                                      18,128,850          64,728,100
---------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of

distributions declared                                                             3,100,848           --
---------------------------------------------------------------------------
Cost of shares redeemed                                                          (12,454,102)         (1,127,061)
---------------------------------------------------------------------------  ----------------  ------------------
     Change in net assets resulting from share transactions                        8,775,596          63,601,039
---------------------------------------------------------------------------  ----------------  ------------------
          Change in net assets                                                     8,627,051          62,256,494
---------------------------------------------------------------------------
NET ASSETS:

---------------------------------------------------------------------------
Beginning of period                                                               62,256,494           --
---------------------------------------------------------------------------  ----------------  ------------------
End of period                                                                 $   70,883,545    $     62,256,494
---------------------------------------------------------------------------  ----------------  ------------------

*For the period from October 23, 1995 (date of initial public investment) to April 30, 1996.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                     YEAR ENDED

                                                                                                     APRIL 30,
                                                                                                 1997       1996(A)

NET ASSET VALUE, BEGINNING OF PERIOD                                                           $    9.82   $   10.00
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

---------------------------------------------------------------------------------------------
  Net investment income                                                                             0.57        0.30
---------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                           (0.02)      (0.18)
---------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                  0.55        0.12
---------------------------------------------------------------------------------------------  ---------  -----------
LESS DISTRIBUTIONS

---------------------------------------------------------------------------------------------
  Distributions from net investment income                                                         (0.57)      (0.30)
---------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments                                              (0.00 (b)     --
---------------------------------------------------------------------------------------------  ---------  -----------
  Total distributions                                                                              (0.57)      (0.30)
---------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                 $    9.80   $    9.82
---------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (C)                                                                                    5.79%       1.15%
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

---------------------------------------------------------------------------------------------
  Expenses                                                                                          0.55%       0.54%*
---------------------------------------------------------------------------------------------
  Net investment income                                                                             5.83%       5.73%*
---------------------------------------------------------------------------------------------
  Expense waiver (d)                                                                                0.50%       0.61%*
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA

---------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                         $70,884     $62,256
---------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                  23%          4%
---------------------------------------------------------------------------------------------

  * Computed on an annualized basis.

 (a) Reflects operations for the period from October 23, 1995 (date of initial public investment) to April 30, 1996.

 (b) Distribution from net realized gain on investments is less than one cent per share.

 (c) Based on net asset value.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------


                                                                                        CREDIT
                                                                                        RATING

 PRINCIPAL                                                                              MOODY'S
   AMOUNT                                                                               & S&P*          VALUE

--------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPALS_98.1%

--------------------------------------------------------------------------------------------------------------------
              MICHIGAN--98.1%

              ---------------------------------------------------------------------
$    825,000  Allegan, MI Public School District, GO UT Bonds, 5.55% (AMBAC
              INS)/(Original Issue Yield: 5.60%), (Michigan State GTD), 5/1/2010     AAA/Aaa        $     828,836
              ---------------------------------------------------------------------
     100,000  Auburn Hills, MI Local Development Financial Authority, Tax Increment
              Revenue Bonds (Series A), 7.00% (Dai-Ichi Kangyo Bank Ltd., Tokyo

              LOC), 11/1/2000                                                        NR/A1                103,363

              ---------------------------------------------------------------------
     500,000  Bay City, MI, Electric Utility Revenue Refunding Bonds, 5.00% (AMBAC
              INS), 1/1/2001                                                         AAA/NR               504,885

              ---------------------------------------------------------------------
     400,000  Beaverton, MI Rural Schools, GO UT Bonds, 4.70% (FGIC INS)/(Original
              Issue Yield: 4.75%), (Michigan State GTD), 5/1/2008                    AAA/Aaa              376,840
              ---------------------------------------------------------------------
     100,000  Calhoun County, MI, UT GO (Series II), 6.60% (AMBAC INS), 7/1/2002     AAA/Aaa              102,258
              ---------------------------------------------------------------------
     485,000  Central Michigan University, Revenue Bonds, 5.30% (FGIC

              LOC)/(Original Issue Yield: 5.40%), 10/1/2011                          AAA/Aaa              476,115

              ---------------------------------------------------------------------
     150,000  Clare County, MI, GO UT Refunding Bonds, 5.00% (Sewage Disposal
              System No.3)/(AMBAC INS)/(Original Issue Yield: 5.10%), 11/1/2003      AAA/Aaa              151,367
              ---------------------------------------------------------------------
     480,000  Detroit, MI City School District, GO UT Bonds (Series A), 6.50%
              (AMBAC INS), (Michigan State GTD), 5/1/2008                            AAA/Aaa              530,722
              ---------------------------------------------------------------------
     100,000  Detroit, MI City School District, GO UT Bonds (Series XXIII), 7.10%
              (Michigan State GTD), 5/1/1999                                         AA/Aa2               104,572

              ---------------------------------------------------------------------
     500,000  East Detroit Michigan School District, GO UT Refunding Bonds, 5.45%
              (FGIC INS), (Michigan State GTD), 5/1/2006                             AAA/Aaa              547,575
              ---------------------------------------------------------------------
     175,000  Grand Haven, MI Area Public Schools, GO UT Refunding Bonds, 5.50%
              (MBIA INS)/(Original Issue Yield: 5.55%),

              5/1/2005                                                               AAA/Aaa              180,073

              ---------------------------------------------------------------------

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND

--------------------------------------------------------------------------------


                                                                                        CREDIT
                                                                                        RATING

 PRINCIPAL                                                                              MOODY'S
   AMOUNT                                                                               & S&P*          VALUE

-----------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
              MICHIGAN--CONTINUED

              ---------------------------------------------------------------------
$    100,000  Grand Rapid & Kent County, MI Joint Building Authority, Revenue
              Bonds, 6.40%, 10/1/1998                                                AAA/Aa3        $     102,903
              ---------------------------------------------------------------------
     680,000  Grand Rapids, MI Community College, GO UT Bonds, 5.30% (MBIA
              INS)/(Original Issue Yield: 5.35%), 5/1/2009                           AAA/Aaa              677,668

              ---------------------------------------------------------------------
     400,000  Greater Detroit Resource Recovery Authority, MI, Refunding Revenue
              Bonds (Series A), 4.30% (AMBAC INS)/(Original Issue Yield: 4.35%),

              12/13/1998                                                             AAA/Aaa              400,448

              ---------------------------------------------------------------------
     500,000  Greater Detroit Resource Recovery Authority, MI, Refunding Revenue

              Bonds (Series A), 5.00% (AMBAC INS), 12/13/2000                        AAA/Aaa              504,765
              ---------------------------------------------------------------------
     550,000  Holland, MI Area Community Swimming Pool Authority, GO UT Bonds,

              5.125% (FGIC INS)/(Original Issue Yield: 5.40%), 5/1/2010              AAA/Aaa              533,302
              ---------------------------------------------------------------------
     100,000  Holland, MI Electric, Revenue Bonds, 6.30%, 7/1/2000                   AA-/Aa3              103,487
              ---------------------------------------------------------------------
   1,000,000  Kenowa Hills Michigan Public Schools, GO UT Bonds, 5.60% (MBIA INS),
              5/1/2009                                                               AAA/Aaa            1,016,600

              ---------------------------------------------------------------------
     600,000  Lakewood, MI Public Schools, GO UT Bonds, 5.30% (Original Issue
              Yield: 5.45%), 5/1/2009                                                AAA/Aaa              597,942

              ---------------------------------------------------------------------
     150,000  Lanse Creuse, MI Public Schools, GO UT Bonds, 7.10% (Michigan State
              GTD), 5/1/1998                                                         AA/NR                153,013

              ---------------------------------------------------------------------
     100,000  Lapeer, MI, GO LT Refunding Bonds, 6.10% (AMBAC INS)/(Original Issue
              Yield: @ par), 10/1/1999                                               AAA/Aaa              104,032

              ---------------------------------------------------------------------
   1,055,000  Lincoln Park, MI School District, GO UT Bonds, 5.70%,

              5/1/2008                                                               AAA/Aaa            1,092,062

              ---------------------------------------------------------------------
     600,000  Marquette, MI Hospital Finance Authority, Refunding Revenue Bonds
              (Series D), 4.95% (Marquette General Hospital, MI)/(FSA INS),

              4/1/2002                                                               AAA/Aaa              600,756

              ---------------------------------------------------------------------
   1,000,000  Michigan Municipal Bond Authority, Revenue Bonds (Series B), 5.35%

              (Original Issue Yield: 5.45%), 10/1/2007                               AA/Aa              1,007,900

              ---------------------------------------------------------------------

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND

--------------------------------------------------------------------------------


                                                                                        CREDIT
                                                                                        RATING

 PRINCIPAL                                                                              MOODY'S
   AMOUNT                                                                               & S&P*          VALUE

----------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
              MICHIGAN--CONTINUED

              ---------------------------------------------------------------------
$    400,000  Michigan Municipal Bond Authority, Revenue Bonds, 4.60% (AMBAC INS),
              11/1/2003                                                              AAA/Aaa        $     390,452
              ---------------------------------------------------------------------
     500,000  Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Local

              Government Loan Program)/(AMBAC INS), 5/1/2006                         AAA/Aaa              502,670

              ---------------------------------------------------------------------
     100,000  Michigan State Building Authority, Revenue Bonds (Series I), 5.50%

              (Original Issue Yield: 5.60%), 10/1/2004                               AA-/A1               102,783

              ---------------------------------------------------------------------
     150,000  Michigan State Building Authority, Revenue Bonds, 6.20% (Grand Rapids

              Center)/(BIG INS), 3/1/2001                                            AAA/Aaa              157,454

              ---------------------------------------------------------------------
     460,000  Michigan State Hospital Finance Authority, Refunding Revenue Bonds,
              5.60% (Oakwood Hospital Obligated Group)/(FGIC INS)/(Original Issue

              Yield: 5.70%), 5/1/1999                                                AAA/Aaa              469,011

              ---------------------------------------------------------------------
     100,000  Michigan State Hospital Finance Authority, Revenue Bonds, 6.45%

              (Oakwood Hospital Obligated Group)/(FGIC INS), 7/1/1997                AAA/Aaa              100,444
              ---------------------------------------------------------------------
     100,000  Michigan State Housing Development Authority, Refunding Revenue Bonds

              (Series A), 6.40% (FHA/VA mtgs GTD), 6/1/2000                          AA+/NR               103,191
              ---------------------------------------------------------------------
     500,000  Michigan State Housing Development Authority, Refunding Revenue,

              4.85% (AMBAC INS), 10/1/2002                                           AAA/Aaa              498,025
              ---------------------------------------------------------------------
     510,000  Michigan State, GO UT Recreation Bonds, 5.50% (Original Issue Yield:
              5.55%), 11/1/1999                                                      AA/Aa2               523,097

              ---------------------------------------------------------------------
     150,000  Michigan State, GO UT Recreation Bonds, 6.00% (Original Issue Yield:
              6.10%), 11/1/2004                                                      AA/Aa2               159,625

              ---------------------------------------------------------------------
     150,000  Michigan Strategic Fund, Small Business Refunding Revenue Bonds
              (Series A1-A2), 5.90% (SBA GTD),

              10/1/2000                                                              NR/Aaa               156,210

              ---------------------------------------------------------------------
     900,000  Northview Michigan Public School District, GO UT Bonds, 5.05% (MBIA
              INS), (Michigan State GTD), 5/1/2005                                   AAA/Aaa              899,703

              ---------------------------------------------------------------------
     500,000  Novi, MI, Refunding GO Bonds, 5.25%, 10/1/2009                         A+/A1                496,155
              ---------------------------------------------------------------------

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND

--------------------------------------------------------------------------------


                                                                                        CREDIT
                                                                                        RATING

 PRINCIPAL                                                                              MOODY'S
   AMOUNT                                                                               & S&P*          VALUE

----------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
              MICHIGAN--CONTINUED

              ---------------------------------------------------------------------
$     90,000  Oakland County, MI Building Authority, GO LT Bonds, 6.70%, 5/1/1997
              (@102)                                                                 NR             $      91,807
              ---------------------------------------------------------------------
     100,000  Oakland County, MI, GO LT Bonds, 6.80%, 5/1/1999                       AA/A1                102,008
              ---------------------------------------------------------------------
     150,000  Ottawa County, MI, GO LT Refunding Bonds, 6.00% (Holland Township
              1985 Extension), 8/1/1997                                              AA-/A1               150,807
              ---------------------------------------------------------------------
   1,000,000  Oxford, MI Area Community Schools, GO UT Bonds, 4.95% (FGIC INS),
              (Michigan State GTD), 5/1/2007                                         AAA/Aaa              981,530

              ---------------------------------------------------------------------
     100,000  Portage, MI, GO LT City Share Bonds, 5.90%, 12/1/2003                  AA-/NR               105,250
              ---------------------------------------------------------------------
     700,000  Redford, MI University School District, GO UT Bonds, 6.25% (FGIC
              INS), (Michigan State GTD), 5/1/2007                                   AAA/Aaa              758,184

              ---------------------------------------------------------------------
     350,000  Reeths Puffer Schools, GO UT Refunding Bonds, 4.90% (FGIC INS),
              (Michigan State GTD), 5/1/2003                                         AAA/Aaa              349,010

              ---------------------------------------------------------------------
     390,000  Rochester, MI, GO UT Refunding Bonds, 4.90%, 10/1/2006                 AAA/Aaa              382,122
              ---------------------------------------------------------------------
     400,000  St. Clair County, MI, GO LT Water Supply System Bonds, 5.00%
              (Burtchville)/(MBIA INS)/(Original Issue Yield: 5.10%), 11/1/2009      AAA/Aaa              389,308
              ---------------------------------------------------------------------
     500,000  Three Rivers Michigan Community Schools, GO UT Bonds, 5.40% (Michigan
              State GTD)/(MBIA INS), 5/1/2008                                        AAA/Aaa              506,665

              ---------------------------------------------------------------------
     765,000  University of Michigan, Revenue Bonds (Series A), 5.40%, 11/15/2008    AA/Aa1               775,549
              ---------------------------------------------------------------------
     350,000  University of Michigan, Revenue Bonds (Series A), 5.60% (Original

              Issue Yield: 5.70%), 11/15/2012                                        AA/Aa1               350,903

              ---------------------------------------------------------------------
     500,000  Washtenaw Community College, MI, GO UT, 5.00% (Original Issue Yield:
              5.10%), 4/1/2008                                                       AA/Aa3               490,705

              ---------------------------------------------------------------------
     500,000  Washtenaw Community College, MI, GO UT, 5.00% (Original Issue Yield:
              5.35%), 4/1/2011                                                       AA/Aa3               476,585

              ---------------------------------------------------------------------
     100,000  Wayne County, MI Community College, GO UT Refunding Bonds, 6.15%
              (FGIC INS), 4/1/1999                                                   AAA/Aaa              102,138

              ---------------------------------------------------------------------

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND

--------------------------------------------------------------------------------


                                                                                        CREDIT

 PRINCIPAL                                                                              RATING
   AMOUNT                                                                               MOODY'S

 OR SHARES                                                                              & S&P*          VALUE

---------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------------
              MICHIGAN--CONTINUED

              ---------------------------------------------------------------------
$    440,000  Western School District, MI, GO UT Refunding Bonds, (Michigan State
              GTD), 5.50%, 5/1/2002                                                  AAA/Aaa        $     452,470
              ---------------------------------------------------------------------
     750,000  Williamston, MI Community School District, GO UT Bonds, 4.80% (MBIA
              INS), (Michigan State GTD), 5/1/2004                                   AAA/Aaa              738,750

              ---------------------------------------------------------------------
     500,000  Wixon, MI, UT GO Bonds, 4.70% (AMBAC INS)/(Original Issue Yield:
              4.85%), 5/1/2009                                                       AAA/Aaa              461,425

              ---------------------------------------------------------------------                 -------------
              TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $22,992,274)                                 23,025,520
              ---------------------------------------------------------------------                 -------------
MUTUAL FUND--0.2%

-----------------------------------------------------------------------------------
      38,000  Goldman Sachs Tax Exempt Fund (AT NET ASSET VALUE)                                           38,000
              ---------------------------------------------------------------------                 -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $23,030,274)(A)                                    $  23,063,520
              ---------------------------------------------------------------------                 -------------

Securities that are subject to Alternative Minimum Tax represent 2% of the portfolio as calculated based upon total portfolio market value.

(a) The cost of investments for federal tax purposes amounts to $23,030,274. The net unrealized appreciation of investments on a federal tax basis amounts to $33,246 which is comprised of $173,340 appreciation and $140,094 depreciation at April 30, 1997.

 * Please refer to the Appendix of the Statement of Additional
   Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($23,482,945) at April 30, 1997.

The following acronym(s) are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation BIG--Bond
Investors Guaranty FGIC--Financial Guaranty Insurance Company
FHA/VA--Federal Housing Administration/Veterans Administration
FSA--Financial Security Assurance GO--General Obligation GTD--Guaranty
INS--Insured LOC--Letter of Credit

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
LT--Limited Tax

MBIA--Municipal Bond Investors Assurance
SBA--Small Business Association
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997

--------------------------------------------------------------------------------



ASSETS:

---------------------------------------------------------------------------------------------------
Total investments in securities, at value

(identified and tax cost $23,030,274)                                                                $  23,063,520
---------------------------------------------------------------------------------------------------
Cash                                                                                                           636

---------------------------------------------------------------------------------------------------
Income receivable                                                                                          514,550

---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                   9,091

---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                            4,943

---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       23,592,740

---------------------------------------------------------------------------------------------------
LIABILITIES:

----------------------------------------------------------------------------------------
Payable for shares redeemed                                                               $   3,996
----------------------------------------------------------------------------------------
Income distribution payable                                                                  83,686

----------------------------------------------------------------------------------------
Accrued expenses                                                                             22,113

----------------------------------------------------------------------------------------  ---------
     Total liabilities                                                                                     109,795

---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 2,350,116 shares outstanding                                                          $  23,482,945
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:

---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  23,518,340
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                  33,246

---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                               (68,641)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  23,482,945
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

---------------------------------------------------------------------------------------------------
$23,482,945 / 2,350,116 shares outstanding                                                                   $9.99
---------------------------------------------------------------------------------------------------  -------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS

YEAR ENDED APRIL 30, 1997

--------------------------------------------------------------------------------


INVESTMENT INCOME:

----------------------------------------------------------------------------------------------------
Interest                                                                                              $  1,170,057
----------------------------------------------------------------------------------------------------
EXPENSES:

----------------------------------------------------------------------------------------
Investment advisory fee                                                                   $  182,176
----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     50,000

----------------------------------------------------------------------------------------
Custodian fees                                                                                17,887

----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      32,584
----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      1,798

----------------------------------------------------------------------------------------
Auditing fees                                                                                 12,955

----------------------------------------------------------------------------------------
Legal fees                                                                                     2,895

----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     62,735

----------------------------------------------------------------------------------------
Share registration costs                                                                      12,416

----------------------------------------------------------------------------------------
Printing and postage                                                                          13,926

----------------------------------------------------------------------------------------
Insurance premiums                                                                             3,345

----------------------------------------------------------------------------------------
Miscellaneous                                                                                  4,428

----------------------------------------------------------------------------------------  ----------
     Total expenses                                                                          397,145

----------------------------------------------------------------------------------------
Waivers--

---------------------------------------------------------------------------
  Waiver of investment advisory fee                                          $  (182,176)
---------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                            (44,944)
---------------------------------------------------------------------------  -----------
     Total waivers                                                                          (227,120)

----------------------------------------------------------------------------------------  ----------
          Net expenses                                                                                     170,025

----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                     1,000,032

----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                           (68,257)

----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                       152,405
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                        84,148
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  1,084,180
----------------------------------------------------------------------------------------------------  ------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                YEAR ENDED         YEAR ENDED
                                                                              APRIL 30, 1997    APRIL 30, 1996*

INCREASE (DECREASE) IN NET ASSETS:

---------------------------------------------------------------------------
OPERATIONS--

---------------------------------------------------------------------------
Net investment income                                                         $    1,000,032     $      443,584
---------------------------------------------------------------------------
Net realized gain (loss) on investments ($69,400 net loss and $2,733 net

gain, respectively, as computed for federal tax purposes)                            (68,257)             2,733
---------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                 152,405           (119,159)
---------------------------------------------------------------------------  ----------------  ------------------
     Change in net assets resulting from operations                                1,084,180            327,158
---------------------------------------------------------------------------  ----------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--

---------------------------------------------------------------------------
Distributions from net investment income                                          (1,000,032)          (443,584)
---------------------------------------------------------------------------
Distributions from net realized gains                                                 (3,117)          --
---------------------------------------------------------------------------  ----------------  ------------------
     Change in net assets resulting from distributions to shareholders            (1,003,149)          (443,584)
---------------------------------------------------------------------------  ----------------  ------------------
SHARE TRANSACTIONS--

---------------------------------------------------------------------------
Proceeds from sale of shares                                                       3,957,232         28,064,937
---------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of

distributions declared                                                                15,386           --
---------------------------------------------------------------------------
Cost of shares redeemed                                                           (5,693,966)        (2,825,249)
---------------------------------------------------------------------------  ----------------  ------------------
     Change in net assets resulting from share transactions                       (1,721,348)        25,239,688
---------------------------------------------------------------------------  ----------------  ------------------
          Change in net assets                                                    (1,640,317)        25,123,262
---------------------------------------------------------------------------
NET ASSETS:

---------------------------------------------------------------------------
Beginning of period                                                               25,123,262           --
---------------------------------------------------------------------------  ----------------  ------------------
End of period                                                                 $   23,482,945     $   25,123,262
---------------------------------------------------------------------------  ----------------  ------------------

*For the period from November 20, 1995 (date of initial public investment) to April 30, 1996.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                    YEAR ENDED

                                                                                                    APRIL 30,
                                                                                                1997      1996(a)


--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $    9.95   $   10.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

--------------------------------------------------------------------------------------------
  Net investment income                                                                            0.41        0.17
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                           0.04       (0.05)
--------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                 0.45        0.12
--------------------------------------------------------------------------------------------  ---------  -----------
LESS DISTRIBUTIONS

--------------------------------------------------------------------------------------------
  Distributions from net investment income                                                        (0.41)      (0.17)
--------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments                                             (0.00 (b)     --
--------------------------------------------------------------------------------------------  ---------  -----------
  Total distributions                                                                             (0.41)      (0.17)
--------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                $    9.99   $    9.95
--------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (C)                                                                                   4.62%       1.21%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

--------------------------------------------------------------------------------------------
  Expenses                                                                                         0.70%       0.57%*
--------------------------------------------------------------------------------------------
  Net investment income                                                                            4.12%       3.83%*
--------------------------------------------------------------------------------------------
  Expense waiver (d)                                                                               0.94%       0.76%*
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA

--------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                       $23,483     $25,123
--------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                 48%         39%
--------------------------------------------------------------------------------------------

  * Computed on an annualized basis.

 (a) Reflects operations for the period from November 20, 1995 (date of initial public investment) to April 30, 1996.

 (b) Distribution from net realized gain on investments was less than one cent per share.

 (c) Based on net asset value.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MUTUAL FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of seven portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:


                     PORTFOLIO NAME                                       INVESTMENT OBJECTIVE


Independence One U.S. Government Securities Fund ("U.S.    To seek high current income.
Government Securities Fund")(d)
Independence One Fixed Income Fund ("Fixed Income          To seek total return.

Fund")(d)

Independence One Michigan Municipal Bond Fund ("Michigan To provide current income which is exempt from Municipal Bond Fund")(n) federal regular income tax and the personal income taxes imposed by the state of Michigan and
                                                           Michigan municipalities.


(d) Diversified portfolio

(n) Non-diversified portfolio

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are

INDEPENDENCE ONE MUTUAL FUNDS

--------------------------------------------------------------------------------
     valued at the prices provided by an independent pricing service.
     However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to tax adjustments made to premium amortization accounts. The following reclassifications have been made to the financial statements of U.S. Government Securities Fund:


                             INCREASE (DECREASE)


  PAID-IN CAPITAL          ACCUMULATED NET REALIZED LOSS ON INVESTMENTS
     $   2,109                               ($  2,109)


     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At April 30, 1997, the Funds, for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

INDEPENDENCE ONE MUTUAL FUNDS

--------------------------------------------------------------------------------


                                                                  TOTAL TAX LOSS               EXPIRATION

                              FUND NAME                            CARRYFORWARD                   YEAR
           U.S. Government Securities Fund                          $1,054,816                    2005
           Fixed Income Fund                                          $72,088                     2005
           Michigan Municipal Bond Fund                               $69,400                     2005

     Additionally, net capital losses, as noted below, attributable to security transactions incurred after October 31, 1996, are treated as arising on the first day of the Fund's next taxable year.


                                   FUND NAME                                   TOTAL TAX LOSS PUSHFORWARD

           Fixed Income Fund                                                             $86,010


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each Fund. Transactions in shares were as follows:

INDEPENDENCE ONE MUTUAL FUNDS

--------------------------------------------------------------------------------

                                                                                            U.S. GOVERNMENT
                                                                                            SECURITIES FUND

                                                                                          YEAR ENDED APRIL 30,
                                                                                           1997         1996

Shares sold                                                                               1,820,631    2,192,059

--------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                           42,792      --
--------------------------------------------------------------------------------------
Shares redeemed                                                                          (1,902,451)  (1,329,593)
--------------------------------------------------------------------------------------  -----------  -----------
     Net change resulting from share transactions                                           (39,028)     862,466
--------------------------------------------------------------------------------------  -----------  -----------

                                                                                           FIXED INCOME FUND
                                                                                          YEAR ENDED APRIL 30,

                                                                                           1997        1996(A)

Shares sold                                                                               1,843,716    6,455,118

--------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                          314,984      --
--------------------------------------------------------------------------------------
Shares redeemed                                                                          (1,266,239)    (112,661)
--------------------------------------------------------------------------------------  -----------  -----------
     Net change resulting from share transactions                                           892,461    6,342,457
--------------------------------------------------------------------------------------  -----------  -----------

(a) For the period from October 23, 1995 (date of initial public investment) to April 30, 1996.


                                                                                          MICHIGAN MUNICIPAL
                                                                                               BOND FUND

                                                                                         YEAR ENDED APRIL 30,
                                                                                           1997      1996(B)

Shares sold                                                                                394,505   2,805,078

---------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                           1,535      --
---------------------------------------------------------------------------------------
Shares redeemed                                                                           (570,983)   (280,019)
---------------------------------------------------------------------------------------  ---------  ----------
     Net change resulting from share transactions                                         (174,943)  2,525,059
---------------------------------------------------------------------------------------  ---------  ----------

(b) For the period from November 20, 1995 (date of initial public investment) to April 30, 1996.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Michigan National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

INDEPENDENCE ONE MUTUAL FUNDS

--------------------------------------------------------------------------------



           Fund Name                Investment Advisory Fee
U.S. Government Securities Fund               0.70%

Fixed Income Fund                             0.75%

Michigan Municipal Bond Fund                  0.75%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Independence One Capital Management Corporation (the "Sub-Adviser"), the Sub-Adviser will assist the Adviser in the purchase or sale of the U.S. Government Securities Fund's portfolio instruments. The Sub-Adviser will perform its duties at no cost to the Adviser or the Fund.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee received during any fiscal year shall be at least $50,000 for each portfolio in the Trust.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following effective date. For the year ended April 30, 1997, the Funds paid the following pursuant to this agreement:

INDEPENDENCE ONE MUTUAL FUNDS

--------------------------------------------------------------------------------

                                                                               AMOUNT REIMBURSED TO

                                                       EXPENSES OF            FAS FOR THE YEAR ENDED

                   FUND NAME                       ORGANIZING THE FUND            APRIL 30, 1997
U.S. Government Securities Fund                          $49,664                      $14,116
Fixed Income Fund                                        $21,477                      $2,506
Michigan Municipal Bond Fund                             $24,175                      $2,820

GENERAL--Certain of the Officers of the Trust are Officers and/or
Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTION

Purchases and sales of investments, excluding short-term securities, for the year ended April 30, 1997, were as follows:


                   FUND NAME                            PURCHASES                      SALES
U.S. Government Securities Fund                        $51,370,306                  $51,467,213
Fixed Income Fund                                      $23,550,083                  $15,098,459
Michigan Municipal Bond Fund                           $11,237,707                  $13,025,883

(6) CONCENTRATION OF CREDIT RISK

Since Michigan Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 69.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 21.6% of total investments.

REPORT OF KPMG PEAT MARWICK LLP,
INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders INDEPENDENCE ONE MUTUAL
FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Independence One Mutual Funds listed below, as of April 30, 1997, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods listed below:

     INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND--statement of operations for the year ended April 30, 1997, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period from January 11, 1993 (commencement of operations) to April 30, 1997.

     INDEPENDENCE ONE FIXED INCOME FUND--statement of operations for the year ended April 30, 1997, the statement of changes in net assets and the financial highlights for each of the years or period from October 23, 1995 (commencement of operations) to April 30, 1997.

     INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND--statement of operations for the year ended April 30, 1997, the statement of changes in net assets and the financial highlights for each of the years or period from November 20, 1995 (commencement of operations) to April 30, 1997.

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at April 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Independence One U.S. Government Securities Fund, Independence One Fixed Income Fund and Independence One Michigan Municipal Bond Fund as of April 30, 1997, and the results of their operations, changes in their net assets, and their financial highlights for each of the periods listed above, in conformity with generally accepted accounting principles.

                                                           KPMG PEAT MARWICK LLP

Pittsburgh, Pennsylvania
June 17, 1997

TRUSTEES                                               OFFICERS

--------------------------------------------------------------------------------


Robert E. Baker                                           Edward C. Gonzales
Harold Berry                                              President and Treasurer
Clarence G. Frame                                         Jeffrey W. Sterling
Harry J. Nederlander                                      Vice President and Assistant Treasurer
Thomas S. Wilson                                          Jay S. Neuman
                               Secretary

                              Gail Cagney

                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

                             INDEPENDENCE

                                ONE/R/

                                MUTUAL

                                 FUNDS

                               COMBINED

                             ANNUAL REPORT

                                                      TO SHAREHOLDERS

                                                       APRIL 30, 1997

                                               Independence One Prime
                                                    Money Market Fund

                                       Independence One U.S. Treasury

[LOGO]                                              Money Market Fund
Michigan
National                                    Independence One Michigan
Bank                                              Municipal Cash Fund
Investment Adviser

[LOGO] FEDERATED INVESTORS

       Federated Securities Corp., Distributor

       Cusip 453777709                       [LOGO]
       Cusip 453777203                       Independence One
       Cusip 453777302                       Mutual Funds
       Cusip 453777401
       G01200-01 (6/97)

       [Recycled LOGO]

PRESIDENT'S MESSAGE

--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Annual Report for Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund and Independence One Michigan Municipal Cash Fund which covers the 12-month period from May 1, 1996 through April 30, 1997. The report begins with a discussion with each fund's portfolio manager, which is followed by a complete listing of fund holdings and the financial information.

During the period, each fund continued to give shareholders a convenient, stable way to put their ready cash to work pursuing daily income--with daily access to their money.+ For the 12-month period ended April 30, 1997, the fund-by-fund highlights are as follows:

INDEPENDENCE ONE PRIME MONEY MARKET FUND paid competitive dividends of $0.05 per share for Class A Shares and Class B Shares--translating to total returns of 4.94% and 5.20%,* respectively-- through its high-quality, diversified portfolio of high-quality money market securities. Total assets reached $409 million on the last day of the period.

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND, which invests exclusively in a portfolio of U.S. Treasury money market securities, paid dividends totaling $0.05 per share that contributed to a total return of 4.86%.* Total assets stood at $245.3 million on the last day of the period.

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND helped its tax-sensitive shareholders earn $0.03 in double-tax-free dividends per share,** which contributed to a total return of 3.04%.* Total net assets in the fund's high-quality portfolio of Michigan municipal money market securities reached $84 million at the end of the period.

Thank you for keeping your cash at work--and accessible--on a daily basis through one of the Independence One Mutual Funds. As always, we welcome your questions, comments, or suggestions.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
June 15, 1997

 + Although money market mutual funds pursue a stable $1.00 net asset value, there is no guarantee that a stable net asset value will be maintained. Investments in money market mutual funds are neither insured nor guaranteed by the U.S. government.

 * Past performance is not indicative of future results.

** Income may be subject to the federal alternative minimum tax.

MANAGEMENT DISCUSSION & ANALYSIS

--------------------------------------------------------------------------------
Q

     After much uncertainty about the direction of the economy and anticipation of Federal Reserve Board action, the period saw the first change in monetary policy in over a year. What are your comments?

A

     In the latter half of the first quarter 1997, inflationary pressures began to emerge. Numerous economic indicators pointed toward an economy that was expanding rapidly, perhaps too rapidly. Economic indicators such as low unemployment, increasing wage pressures, expanding manufacturing activity, and strong housing demand helped to fuel this notion. The Federal Reserve Board apparently felt that the economy was expanding too quickly, because on March 25, 1997 at the Federal Open Market Committee Meeting, the Federal Reserve Board, in its first move in 26 months, decided to raise the Federal Funds target rate by 25 basis points to 5.50%, as a "preemptive strike" against impending inflation.

Q

     In this environment, how did the Independence One Money Market Funds perform for shareholders in terms of income and 7-day yield during the 12-month reporting period ended April 30, 1997?

A

     INDEPENDENCE ONE PRIME MONEY MARKET FUND

     Independence One Prime Money Market Fund earned a total return of 4.94% for Class A Shares and 5.20% for Class B Shares during the 12-month period ended April 30, 1997. The 7-day yield began the period on May 1, 1996 at 4.77% and ended the period on April 30, 1997 at 4.95% for Class A Shares. The yield for Class B shares was 25 basis points higher for both dates. The 7-day yield for Class B Shares as of April 30, 1997 was 5.20%.* The average maturity for the fund as of April 30, 1997 was 42 days.

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND

Independence One U.S. Treasury Money Market Fund earned a total return of 4.86% during the 12-month period ended April 30, 1997. The 7-day yield rose from 4.71% on May 1, 1996 to 4.82% on April 30, 1997.* The average maturity for this fund as of April 30, 1997 was 59 days.

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND

Independence One Michigan Municipal Cash Fund earned a total return of 3.04% during the 12-month period ended April 30, 1997. The 7-day yield rose from 3.25% on May 1, 1996 to 3.71% on April 30, 1997.* The average maturity for the fund as of April 30, 1997 was 28 days.

Q

     With one interest rate increase behind us, what is your outlook for short-term interest rates for the balance of 1997?

A

     Despite favorable readings on the inflation front, the short-term markets should be wary of further short-term interest rate hikes by the Federal Reserve Board unless there are visible signs that the economy is slowing significantly from its first quarter pace.

* Past performance is not indicative of future results. Yield will vary.

INDEPENDENCE ONE PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------


  PRINCIPAL

   AMOUNT                                                                                              VALUE

------------   ----------------------------------------------------------------------------------  --------------
CERTIFICATE OF DEPOSIT--38.6%

-------------------------------------------------------------------------------------------------
$  15,000,000  ABN-AMRO Bank NV, Amsterdam, 5.40%-5.44%, 5/7/1997-7/24/1997                        $   15,000,335
               ----------------------------------------------------------------------------------
   15,000,000  Abbey National Bank PLC, London, 5.47%, 6/16/1997                                       14,999,799
               ----------------------------------------------------------------------------------
   15,000,000  Bank of Tokyo-Mitsubishi Ltd., 5.435%, 5/27/1997                                        14,942,042
               ----------------------------------------------------------------------------------
   15,000,000  Banque Nationale de Paris, 5.68%, 7/1/1997                                              14,999,454
               ----------------------------------------------------------------------------------
   15,000,000  Bayerische Landesbank Girozentrale, 5.325%, 5/27/1997                                   15,000,160
               ----------------------------------------------------------------------------------
   10,000,000  Canadian Imperial Bank of Commerce, Toronto, 5.97%, 3/17/1998                            9,997,486
               ----------------------------------------------------------------------------------
   15,000,000  Credit Suisse, Zurich, 5.45%-5.49%, 7/14/1997-8/27/1997                                 15,000,914
               ----------------------------------------------------------------------------------
   10,000,000  Dai-Ichi Kangyo Bank Ltd., Tokyo, 5.81%, 7/9/1997                                       10,000,378
               ----------------------------------------------------------------------------------
   15,000,000  Deutsche Bank, AG, 5.40%-5.451%, 6/13/1997-6/19/1997                                    14,968,247
               ----------------------------------------------------------------------------------
   15,000,000  Rabobank Nederland, Utrecht, 5.34%, 5/12/1997                                           15,000,136
               ----------------------------------------------------------------------------------
   10,000,000  Toronto-Dominion Bank, 5.65%, 6/30/1997                                                 10,000,587
               ----------------------------------------------------------------------------------
    8,000,000  Westdeutsche Landesbank Girozentrale, 5.32%, 5/19/1997                                   8,000,169
               ----------------------------------------------------------------------------------  --------------
               TOTAL CERTIFICATES OF DEPOSIT                                                          157,909,707

               ----------------------------------------------------------------------------------  --------------
(A) COMMERCIAL PAPER--40.7%

-------------------------------------------------------------------------------------------------
               AGRICULTURE--4.0%

               ----------------------------------------------------------------------------------
   16,269,000  Cargill, Inc., 5.376%-5.401%, 5/15/1997-6/2/1997                                        16,218,610
               ----------------------------------------------------------------------------------  --------------
               BANKS--13.4%

               ----------------------------------------------------------------------------------
   15,000,000  Banca CRT Financial Corp., 5.546%-5.617%, 5/15/1997-5/29/1997                           14,946,217
               ----------------------------------------------------------------------------------
   10,000,000  BankAmerica Corp., 5.517%, 6/20/1997                                                     9,924,444
               ----------------------------------------------------------------------------------
   15,000,000  Commerzbank U.S. Finance, Inc., 5.35%, 5/12/1997                                        14,975,800
               ----------------------------------------------------------------------------------
   15,000,000  Svenska Handelsbanken, Inc., 5.452%, 5/27/1997                                          14,942,150
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   54,788,611

               ----------------------------------------------------------------------------------  --------------

INDEPENDENCE ONE PRIME MONEY MARKET FUND

--------------------------------------------------------------------------------


  PRINCIPAL

   AMOUNT                                                                                              VALUE

------------   ----------------------------------------------------------------------------------  --------------
(A) COMMERCIAL PAPER--CONTINUED

-------------------------------------------------------------------------------------------------
               CHEMICALS--3.4%

               ----------------------------------------------------------------------------------
$  14,000,000  Monsanto Co., 5.624%, 6/3/1997                                                      $   13,928,518
               ----------------------------------------------------------------------------------  --------------
               CONSUMER LOAN RECEIVABLES--6.1%

               ----------------------------------------------------------------------------------
   15,000,000  Fleet Funding Corp., 5.556%-5.564%, 5/5/1997-5/22/1997                                  14,964,722
               ----------------------------------------------------------------------------------
   10,000,000  Receivables Capital Corp., 5.589%, 6/12/1997                                             9,935,250
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   24,899,972

               ----------------------------------------------------------------------------------  --------------
               FINANCE--3.7%

               ----------------------------------------------------------------------------------
   15,000,000  Transamerica Finance Corp., 5.458%, 5/14/1997                                           14,970,967
               ----------------------------------------------------------------------------------  --------------
               OFFICE/BUSINESS MACHINES--1.7%

               ----------------------------------------------------------------------------------
    7,000,000  Pitney Bowes Credit Corp., 5.798%, 9/22/1997                                             6,841,520
               ----------------------------------------------------------------------------------  --------------
               MISCELLANEOUS RECEIVABLES--2.4%

               ----------------------------------------------------------------------------------
   10,000,000  Asset Securitization Cooperative Corp., 5.653%, 6/20/1997                                9,922,361
               ----------------------------------------------------------------------------------  --------------
               SECURITIES SERVICES--2.4%

               ----------------------------------------------------------------------------------
   10,000,000  Merrill Lynch & Co., Inc., 5.701%, 7/8/1997                                              9,893,844
               ----------------------------------------------------------------------------------  --------------
               UTILITIES--3.6%

               ----------------------------------------------------------------------------------
   15,000,000  Pacificorp, 5.369%-5.588%, 5/12/1997-5/16/1997                                          14,968,747
               ----------------------------------------------------------------------------------  --------------
               TOTAL COMMERCIAL PAPER                                                                 166,433,150

               ----------------------------------------------------------------------------------  --------------
GOVERNMENT AGENCY--1.2%

-------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN BANK--1.2%

               ----------------------------------------------------------------------------------
    5,000,000  5.875%, 3/24/1998                                                                        5,000,000
               ----------------------------------------------------------------------------------  --------------
(B) REPURCHASE AGREEMENTS--19.3%

-------------------------------------------------------------------------------------------------
   39,071,000  Daiwa Securities America, Inc., 5.40%, dated 4/30/1997, due 5/1/1997                    39,071,000
               ----------------------------------------------------------------------------------

INDEPENDENCE ONE PRIME MONEY MARKET FUND

--------------------------------------------------------------------------------


  PRINCIPAL

   AMOUNT                                                                                              VALUE

------------   ----------------------------------------------------------------------------------  --------------
(B) REPURCHASE AGREEMENTS--CONTINUED

-------------------------------------------------------------------------------------------------
$  40,000,000  Donaldson, Lufkin and Jenrette Securities Corp., 5.42%,dated

               4/30/1997, due 5/1/1997                                                             $   40,000,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL REPURCHASE AGREEMENTS                                                             79,071,000

               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (AT AMORTIZED COST) (C)                                           $  408,413,857
               ----------------------------------------------------------------------------------  --------------

 (a) Each issue shows the rate of discount at the time of purchase.

 (b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

 (c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($409,003,976) at April 30, 1997.

The following acronym is used throughout this portfolio:

PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997

--------------------------------------------------------------------------------



ASSETS:

---------------------------------------------------------------------------------
Investments in repurchase agreements                                               $   79,071,000
---------------------------------------------------------------------------------
Investments in securities                                                             329,342,857

---------------------------------------------------------------------------------  --------------
Total investments in securities, at amortized cost and value                                       $  408,413,857
-------------------------------------------------------------------------------------------------
Cash                                                                                                          494

-------------------------------------------------------------------------------------------------
Income receivable                                                                                       1,427,911

-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 20,181

-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     409,862,443

-------------------------------------------------------------------------------------------------
LIABILITIES:

---------------------------------------------------------------------------------
Payable for shares redeemed                                                                32,826

---------------------------------------------------------------------------------
Income distribution payable                                                               789,431

---------------------------------------------------------------------------------
Accrued expenses                                                                           36,210

---------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                    858,467

-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 409,003,976 shares outstanding                                                      $  409,003,976
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

-------------------------------------------------------------------------------------------------
CLASS A SHARES:

-------------------------------------------------------------------------------------------------
$337,836,340 / 337,836,340 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------
CLASS B SHARES:

-------------------------------------------------------------------------------------------------
$71,167,636 / 71,167,636 shares outstanding                                                                 $1.00
-------------------------------------------------------------------------------------------------  --------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS

YEAR ENDED APRIL 30, 1997

--------------------------------------------------------------------------------


INVESTMENT INCOME:

---------------------------------------------------------------------------------------------------
Interest                                                                                             $  23,357,636
---------------------------------------------------------------------------------------------------
EXPENSES:

------------------------------------------------------------------------------------
Investment advisory fee                                                               $   1,720,845
------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   469,358

------------------------------------------------------------------------------------
Custodian fees                                                                               75,888

------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     96,443
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    17,626

------------------------------------------------------------------------------------
Auditing fees                                                                                15,785

------------------------------------------------------------------------------------
Legal fees                                                                                    5,766

------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    98,219

------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                    866,504

------------------------------------------------------------------------------------
Share registration costs                                                                     40,917

------------------------------------------------------------------------------------
Printing and postage                                                                         36,240

------------------------------------------------------------------------------------
Insurance premiums                                                                            9,490

------------------------------------------------------------------------------------
Miscellaneous                                                                                 3,687

------------------------------------------------------------------------------------  -------------
     Total expenses                                                                       3,456,768

------------------------------------------------------------------------------------
Waivers--

------------------------------------------------------------------------------------
     Waiver of investment advisory fee                                                   (1,075,528)

------------------------------------------------------------------------------------  -------------
          Net expenses                                                                                   2,381,240

---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                 $  20,976,396
---------------------------------------------------------------------------------------------------  -------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                 YEAR ENDED         YEAR ENDED
                                                                               APRIL 30, 1997     APRIL 30, 1996

----------------------------------------------------------------------------   --------------     --------------
INCREASE (DECREASE) IN NET ASSETS:

----------------------------------------------------------------------------
OPERATIONS--

----------------------------------------------------------------------------
Net investment income                                                         $      20,976,396  $      18,578,193
----------------------------------------------------------------------------  -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--

----------------------------------------------------------------------------
Distributions from net investment income

----------------------------------------------------------------------------
  Class A Shares                                                                    (16,743,570)       (14,939,049)
----------------------------------------------------------------------------
  Class B Shares                                                                     (4,232,826)        (3,639,144)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from

     distributions to shareholders                                                  (20,976,396)       (18,578,193)
----------------------------------------------------------------------------  -----------------  -----------------
SHARE TRANSACTIONS--

----------------------------------------------------------------------------
Proceeds from sale of shares                                                      2,703,226,336      2,512,058,572
----------------------------------------------------------------------------
Net asset value of shares issued to shareholders

in payment of distributions declared                                                 10,473,533          8,436,607
----------------------------------------------------------------------------
Cost of shares redeemed                                                          (2,701,466,548)    (2,357,331,372)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from share transactions                          12,233,321        163,163,807
----------------------------------------------------------------------------  -----------------  -----------------
          Change in net assets                                                       12,233,321        163,163,807
----------------------------------------------------------------------------
NET ASSETS:

----------------------------------------------------------------------------
Beginning of period                                                                 396,770,655        233,606,848
----------------------------------------------------------------------------  -----------------  -----------------
End of period                                                                 $     409,003,976  $     396,770,655
----------------------------------------------------------------------------  -----------------  -----------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS A SHARES

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                   YEAR ENDED APRIL 30,

                                   1997       1996       1995       1994       1993       1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF
PERIOD                           $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------
INCOME FROM INVESTMENT

OPERATIONS

-------------------------------
  Net investment income               0.05       0.05       0.05       0.03       0.03       0.05       0.07        0.08
-------------------------------
LESS DISTRIBUTIONS

-------------------------------
  Distributions from net

  investment income                  (0.05)     (0.05)     (0.05)     (0.03)     (0.03)     (0.05)     (0.07)     (0.08)
-------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ----------
NET ASSET VALUE, END OF PERIOD   $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                      4.94%      5.33%      4.66%      2.73%      2.99%      4.89%      7.55%      7.99%
-------------------------------
RATIOS TO AVERAGE NET ASSETS

-------------------------------
  Expenses                            0.60%      0.61%      0.61%      0.59%      0.58%      0.54%      0.53%     0.40%*
-------------------------------
  Net investment income               4.83%      5.19%      4.51%      2.70%      2.91%      4.73%      7.26%     8.24%*
-------------------------------
  Expense waiver (c)                  0.25%      0.25%      --         0.02%      0.04%      0.08%      0.08%     0.23%*
-------------------------------
SUPPLEMENTAL DATA

-------------------------------
  Net assets, end of period

  (000 omitted)                   $337,836   $310,991   $233,607    $310,588   $423,355   $309,009   $371,994   $328,434
-------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from June 1, 1989 (date of inital public investment) to April 30, 1990.

 (b) Based on net asset value.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS B SHARES

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                    YEAR ENDED

                                                                                                     APRIL 30,

                                                                                              ---------------------
                                                                                                1997       1996(A)

                                                                                                ----       -------
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $    1.00   $    1.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

--------------------------------------------------------------------------------------------
  Net investment income                                                                            0.05        0.05
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

--------------------------------------------------------------------------------------------
  Distributions from net investment income                                                        (0.05)      (0.05)
--------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                $    1.00   $    1.00
--------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                   5.20%       5.07%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

--------------------------------------------------------------------------------------------
  Expenses                                                                                         0.35%       0.36%*
--------------------------------------------------------------------------------------------
  Net investment income                                                                            5.06%       5.34%*
--------------------------------------------------------------------------------------------
  Expense waiver (c)                                                                               0.25%       0.25%*
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA

--------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)

                                                                                                $71,168
                                                                                                             $85,780

--------------------------------------------------------------------------------------------

  * Computed on an annualized basis.

 (a) Reflects operations for the period from June 13, 1995 (date of inital public investment) to April 30, 1996.

 (b) Based on net asset value.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------


  PRINCIPAL

   AMOUNT                                                                                              VALUE

-------------                                                                                      --------------
U.S. TREASURY BILLS--39.9%

-------------------------------------------------------------------------------------------------
$  10,000,000  5/1/1997                                                                            $   10,000,000
               ----------------------------------------------------------------------------------
   15,000,000  5/29/1997                                                                               14,939,625
               ----------------------------------------------------------------------------------
   10,000,000  9/18/1997                                                                                9,802,834
               ----------------------------------------------------------------------------------
   20,000,000  10/16/1997                                                                              19,519,800
               ----------------------------------------------------------------------------------
   20,000,000  11/13/1997                                                                              19,428,061
               ----------------------------------------------------------------------------------
   25,000,000  12/11/1997                                                                              24,190,022
               ----------------------------------------------------------------------------------  --------------
               TOTAL U.S. TREASURY BILLS                                                               97,880,342

               ----------------------------------------------------------------------------------  --------------
(A) REPURCHASE AGREEMENTS--60.3%

-------------------------------------------------------------------------------------------------
    9,000,000  BA Securities, Inc., 5.400%, dated 4/30/1997, due 5/1/1997                               9,000,000
               ----------------------------------------------------------------------------------
   60,000,000  Daiwa Securities America, Inc., 5.400%, dated 4/30/1997, due 5/1/1997                   60,000,000
               ----------------------------------------------------------------------------------
   60,000,000  Donaldson, Lufkin and Jenrette Securities Corp., 5.420%, dated

               4/30/1997, due 5/1/1997                                                                 60,000,000

               ----------------------------------------------------------------------------------
    9,798,000  First Chicago Capital Markets, Inc., 5.420%, dated 4/30/1997, due

               5/1/1997                                                                                 9,798,000

               ----------------------------------------------------------------------------------
    9,000,000  UBS Securities, Inc., 5.300%, dated 4/30/1997, due 5/1/1997                              9,000,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL REPURCHASE AGREEMENTS                                                            147,798,000

               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS, AT AMORTIZED COST (B)                                            $  245,678,342
               ----------------------------------------------------------------------------------  --------------

 (a) The repurchase agreements are fully collateralized by U.S. Treasury Obligations based on market prices at the date of the portfolio.

 (b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($245,289,366) at April 30, 1997.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997

--------------------------------------------------------------------------------



ASSETS:

---------------------------------------------------------------------------------
Investments in repurchase agreements                                               $  147,798,000
---------------------------------------------------------------------------------
Investments in securities                                                              97,880,342

---------------------------------------------------------------------------------  --------------
Total investments in securities, at amortized cost and value                                       $  245,678,342
-------------------------------------------------------------------------------------------------
Cash                                                                                                          119

-------------------------------------------------------------------------------------------------
Income receivable                                                                                          22,183

-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     245,700,644

-------------------------------------------------------------------------------------------------
LIABILITIES:

---------------------------------------------------------------------------------
Payable for shares redeemed                                                                 2,746

---------------------------------------------------------------------------------
Income distribution payable                                                               380,740

---------------------------------------------------------------------------------
Accrued expenses                                                                           27,792

---------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                    411,278

-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 245,289,366 shares outstanding                                                      $  245,289,366
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

-------------------------------------------------------------------------------------------------
$245,289,366 / 245,289,366 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS

YEAR ENDED APRIL 30, 1997

--------------------------------------------------------------------------------


INVESTMENT INCOME:

---------------------------------------------------------------------------------------------------
Interest                                                                                             $  14,668,857
---------------------------------------------------------------------------------------------------
EXPENSES:

-------------------------------------------------------------------------------------
Investment advisory fee                                                                $  1,099,098
-------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   299,881

-------------------------------------------------------------------------------------
Custodian fees                                                                               63,943

-------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     37,285
-------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    11,071

-------------------------------------------------------------------------------------
Auditing fees                                                                                12,865

-------------------------------------------------------------------------------------
Legal fees                                                                                    2,026

-------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    60,764

-------------------------------------------------------------------------------------
Share registration costs                                                                      9,985

-------------------------------------------------------------------------------------
Printing and postage                                                                          6,720

-------------------------------------------------------------------------------------
Insurance premiums                                                                            4,110

-------------------------------------------------------------------------------------
Miscellaneous                                                                                   365

-------------------------------------------------------------------------------------  ------------
     Total expenses                                                                                      1,608,113

---------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                      $  13,060,744
---------------------------------------------------------------------------------------------------  -------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                 YEAR ENDED         YEAR ENDED
                                                                               APRIL 30, 1997     APRIL 30, 1996

----------------------------------------------------------------------------  ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:

----------------------------------------------------------------------------
OPERATIONS--

----------------------------------------------------------------------------
Net investment income                                                         $      13,060,744  $      14,047,606
----------------------------------------------------------------------------  -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--

----------------------------------------------------------------------------
Distributions from net investment income                                            (13,060,744)       (14,047,606)
----------------------------------------------------------------------------  -----------------  -----------------
SHARE TRANSACTIONS--

----------------------------------------------------------------------------
Proceeds from sale of shares                                                      2,388,962,959      2,423,363,168
----------------------------------------------------------------------------
Net asset value of shares issued to shareholders

in payment of distributions declared                                                  8,194,683          8,401,826
----------------------------------------------------------------------------
Cost of shares redeemed                                                          (2,449,101,104)    (2,379,419,355)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from share transactions                         (51,943,462)        52,345,639
----------------------------------------------------------------------------  -----------------  -----------------
          Change in net assets                                                      (51,943,462)        52,345,639
----------------------------------------------------------------------------
NET ASSETS:

----------------------------------------------------------------------------
Beginning of period                                                                 297,232,828        244,887,189
----------------------------------------------------------------------------  -----------------  -----------------
End of period                                                                 $     245,289,366  $     297,232,828
----------------------------------------------------------------------------  -----------------  -----------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                   YEAR ENDED APRIL 30,

                                 ---------------------------------------------------------------------------------------
                                   1997       1996       1995       1994       1993       1992       1991       1990(A)
-------------------------------  ---------  ---------  ---------  ---------  --------   ---------  ---------  ----------
NET ASSET VALUE, BEGINNING OF
PERIOD                           $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------
INCOME FROM INVESTMENT

OPERATIONS

-------------------------------
  Net investment income               0.05       0.05       0.04       0.03       0.03       0.05       0.07        0.08
-------------------------------
LESS DISTRIBUTIONS

-------------------------------
  Distributions from net

  investment income                  (0.05)     (0.05)     (0.04)     (0.03)     (0.03)     (0.05)     (0.07)     (0.08)
-------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ----------
NET ASSET VALUE, END OF PERIOD   $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $  1.00
-------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (B)                      4.86%      5.28%      4.49%      2.63%      2.92%      4.81%      7.17%     7.83%
-------------------------------
RATIOS TO AVERAGE NET ASSETS

-------------------------------
  Expenses                            0.59%      0.60%      0.63%      0.61%      0.54%      0.57%      0.60%     0.35%*
-------------------------------
  Net investment income               4.75%      5.14%      4.41%      2.60%      2.90%      4.55%      6.91%     8.17%*
-------------------------------
  Expense waiver (c)                --         --         --         --           0.09%      0.12%      0.07%     0.32%*
-------------------------------
SUPPLEMENTAL DATA

-------------------------------
  Net assets, end of period

  (000 omitted)                   $245,289   $297,233    $244,887   $215,832   $214,069   $224,803   $131,263    $89,947
-------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from June 1, 1989 (date of inital public investment) to April 30, 1990.

 (b) Based on net asset value.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------


 PRINCIPAL                                                                           CREDIT
  AMOUNT                                                                             RATING*            VALUE

----------                                                                        ------------       ------------
(A) SHORT-TERM MUNICIPALS--99.7%

-----------------------------------------------------------------------------
              KANSAS--2.4%

              ---------------------------------------------------------------
$  2,000,000  Burlington, KS, PCR Bonds (Series A), 3.40% CP (Kansas City
              Power And Light Co.), Mandatory Tender 6/11/1997                 NR/A-1+              $   2,000,000
              ---------------------------------------------------------------                       -------------
              MICHIGAN--92.9%

              ---------------------------------------------------------------
   2,000,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 A), 3.30% CP
              (Mead-Escanaba Paper Co. Project)/(Swiss Bank Corp., Basle

              LOC), Mandatory Tender 6/5/1997                                  P-1/NR                   2,000,000

              ---------------------------------------------------------------
   1,200,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 A), 3.45% CP
              (Mead-Escanaba Paper Co. Project)/(Swiss Bank Corp., Basle

              LOC), Mandatory Tender 6/10/1997                                 P-1/NR                   1,200,000

              ---------------------------------------------------------------
   1,100,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 A), 4.15% CP
              (Mead-Escanaba Paper Co. Project)/(Swiss Bank Corp., Basle

              LOC), Mandatory Tender 5/8/1997                                  P-1/NR                   1,100,000

              ---------------------------------------------------------------
   1,250,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 B), 3.30% CP
              (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland,

              Zurich LOC), Mandatory Tender 5/13/1997                          P-1/NR                   1,250,000

              ---------------------------------------------------------------
   1,000,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 B), 3.35% CP
              (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland,

              Zurich LOC), Mandatory Tender 5/5/1997                           P-1/NR                   1,000,000

              ---------------------------------------------------------------

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND

--------------------------------------------------------------------------------


 PRINCIPAL                                                                           CREDIT
  AMOUNT                                                                             RATING*            VALUE

----------                                                                        ------------       ------------
(A) SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------
              MICHIGAN--CONTINUED

              ---------------------------------------------------------------
$  1,000,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 B), 3.35% CP
              (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland,

              Zurich LOC), Mandatory Tender 6/2/1997                           P-1/NR               $   1,000,000
              ---------------------------------------------------------------
     915,000  Farmington Hills, MI Economic Development Corp., Limited
              Obligations Revenue Bonds, 3.70% TOBs (Marketing

              Displays)/(Comerica Bank, Detroit, MI LOC) 9/1/1997              NR/NR                      915,000
              ---------------------------------------------------------------
   1,000,000  Grand Rapids, MI EDR Weekly VRDNs (Amway Hotel Corp.)/(Old Kent

              Bank & Trust Co., Grand Rapids LOC)                              NR/NR                    1,000,000
              ---------------------------------------------------------------
   1,000,000  Grand Rapids, MI EDR, EDRB Weekly VRDNs (Amway Hotel

              Corp.)/(Old Kent Bank & Trust Co., Grand Rapids LOC)             NR/NR                    1,000,000
              ---------------------------------------------------------------
     955,000  Grand Rapids, MI EDR, GO LT (Series C) Weekly VRDNs (Calder

              Plaza)/(Old Kent Bank & Trust Co., Grand Rapids LOC)             NR/A-1+                    955,000
              ---------------------------------------------------------------
     815,000  Grand Rapids, MI IDR Weekly VRDNs (Classic Die, Inc.)/(NBD

              Bank, Michigan LOC)                                              NR/NR                      815,000

              ---------------------------------------------------------------
   2,300,000  Huron Valley, MI School District, 4.25% TRANs,

              5/1/1998                                                         NR/NR                    2,302,070

              ---------------------------------------------------------------
   3,000,000  Michigan Higher Education Student Loan Authority, Refunding
              Revenue Bonds (Series X11-B) Weekly VRDNs (AMBAC

              INS)/(Kredietbank N.V., Brussels SA)                             VMIG1/A-1+               3,000,000

              ---------------------------------------------------------------
   2,000,000  Michigan Higher Education Student Loan Authority, Series

              XXII--F Weekly VRDNs (Kredietbank N.V., Brussels SA)             VMIG1/A-1+               2,000,000
              ---------------------------------------------------------------
   1,000,000  Michigan Municipal Bond Authority, (Series B), 4.50% Bonds,

              7/25/1997                                                        NR/SP-1+                 1,001,232

              ---------------------------------------------------------------

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND

--------------------------------------------------------------------------------


 PRINCIPAL                                                                           CREDIT
  AMOUNT                                                                             RATING*            VALUE

----------                                                                        ------------       ------------
(A) SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------
              MICHIGAN--CONTINUED

              ---------------------------------------------------------------
$  2,000,000  Michigan Municipal Bond Authority, (Series A), 4.50% Bonds,
              7/3/1997                                                         NR/SP-1+             $   2,001,992
              ---------------------------------------------------------------
   1,485,000  Michigan State Hospital Finance Authority Weekly VRDNs (Chelsea

              Community Hospital )                                             VMIG1/NR                 1,485,000
              ---------------------------------------------------------------
   2,000,000  Michigan State Hospital Finance Authority Weekly VRDNs
              (Hospital Equipment Loan Program)/(First of America

              Bank--Kalamazoo, MI LOC)                                         VMIG1/NR                 2,000,000

              ---------------------------------------------------------------
   2,580,000  Michigan State Hospital Finance Authority, (Series 1994) Weekly
              VRDNs (Mt. Clemens General Hospital)/(Comerica Bank, Detroit,

              MI LOC)                                                          VMIG1/NR                 2,580,000

              ---------------------------------------------------------------
   2,200,000  Michigan State Hospital Finance Authority, Hospital Equipment
              Loan Program Bonds (Series A) Weekly VRDNs (First of American

              Bank LOC)                                                        VMIG1/NR                 2,200,000

              ---------------------------------------------------------------
   1,200,000  Michigan State Hospital Finance Authority, Revenue Bonds

              (Series A) Weekly VRDNs (First of America Bank--Michigan LOC)    VMIG1/NR                 1,200,000
              ---------------------------------------------------------------
     800,000  Michigan State Hospital Finance Authority, Revenue Bonds

              (Series A) Weekly VRDNs (First of America Bank--Michigan LOC)    VMIG1/NR                   800,000
              ---------------------------------------------------------------
     500,000  Michigan State Hospital Finance Authority, (Series A) Weekly

              VRDNs                                                            VMIG1/NR                   500,000

              ---------------------------------------------------------------
   2,600,000  Michigan State Housing Development Authority, Rental Housing
              Revenue Bonds (1994 Series C) Weekly VRDNs (Credit Suisse,

              Zurich LOC)                                                      NR/A-1                   2,600,000

              ---------------------------------------------------------------
   1,100,000  Michigan State Housing Development Authority, Revenue Bonds

              (Series A), 3.55% CP, Mandatory Tender 5/27/1997                 P-1/A-1+                 1,100,000
              ---------------------------------------------------------------
   2,500,000  Michigan State, 4.50% TRANs, 9/30/1997                           SP-1+/MIG1               2,510,739
              ---------------------------------------------------------------
   1,200,000  Michigan Strategic Fund Daily VRDNs (Blair Equipment Co.)        NR/NR                    1,200,000
              ---------------------------------------------------------------

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND

--------------------------------------------------------------------------------


 PRINCIPAL                                                                           CREDIT
  AMOUNT                                                                             RATING*            VALUE

----------                                                                        ------------       ------------
(A) SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------
              MICHIGAN--CONTINUED

              ---------------------------------------------------------------
$  2,000,000  Michigan Strategic Fund Weekly VRDNs (Goodwill Industries of

              Detroit)/(NBD Bank, Michigan LOC)                                NR/NR                $   2,000,000
              ---------------------------------------------------------------
   1,400,000  Michigan Strategic Fund, (Series 1995) Weekly VRDNs (Rood

              Industries, Inc. Project)/(NBD Bank, Michigan LOC)               NR/NR                    1,400,000
              ---------------------------------------------------------------
   1,500,000  Michigan Strategic Fund, 3.35% CP (Dow Chemical Co.), Mandatory

              Tender 5/21/1997                                                 P-1/NR                   1,500,000

              ---------------------------------------------------------------
   1,000,000  Michigan Strategic Fund, 3.35% CP (Dow Chemical Co.), Mandatory

              Tender 5/7/1997                                                  P-1/NR                   1,000,000

              ---------------------------------------------------------------
   2,000,000  Michigan Strategic Fund, 3.40% CP (Dow Chemical Co.), Mandatory

              Tender 5/19/1997                                                 P-1/NR                   2,000,000

              ---------------------------------------------------------------
   1,500,000  Michigan Strategic Fund, 3.60% CP (Dow Chemical Co.), Mandatory

              Tender 7/9/1997                                                  P-1/NR                   1,500,000

              ---------------------------------------------------------------
   2,000,000  Michigan Strategic Fund, IDRB Weekly VRDNs (Allen Group,

              Inc.)/(Dresdner Bank Ag, Frankfurt LOC)                          VMIG1/NR                 2,000,000

              ---------------------------------------------------------------
     855,000  Michigan Strategic Fund, Limited Obligation Refunding Revenue

              Bonds Daily VRDNs (Peachwood Center Association)                 NR/A-1+                    855,000
              ---------------------------------------------------------------
     920,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds
              (Series 1995) Weekly VRDNs (Rowe Thomas Company

              Project)/(Comerica Bank, Detroit, MI LOC)                        NR/NR                      920,000

              ---------------------------------------------------------------
   2,000,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds
              (Series 1995) Weekly VRDNs (United Waste Systems, Inc.)/(Bank

              of America Illinois LOC)                                         VMIG1/A-1                2,000,000

              ---------------------------------------------------------------
     895,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds
              (Series 1995) Weekly VRDNs (Wayne Disposal-Oakland, Inc.

              Project)/(Comerica Bank, Detroit, MI LOC)                        NR/A-1                     895,000

              ---------------------------------------------------------------
   4,925,000  Michigan Strategic Fund, PCR Bonds Weekly VRDNs (General Motors

              Corp.)                                                           VMIG1/NR                 4,925,000

              ---------------------------------------------------------------

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND

--------------------------------------------------------------------------------


 PRINCIPAL                                                                           CREDIT
  AMOUNT                                                                             RATING*            VALUE

----------                                                                        ------------       ------------
(A) SHORT-TERM MUNICIPALS--CONTINUED

-----------------------------------------------------------------------------
              MICHIGAN--CONTINUED

              ---------------------------------------------------------------
$  1,050,000  Michigan Strategic Fund, Refunding Revenue Bonds (Series B)

              Weekly VRDNs (Riverfront Development Co.)                        NR/NR                $   1,050,000
              ---------------------------------------------------------------
   3,000,000  Michigan Strategic Fund, Refunding Revenue Bonds Weekly VRDNs

              (Louisiana-Pacific Corp.)/(Wachovia Bank & Trust Co. LOC)        NR/NR                    3,000,000
              ---------------------------------------------------------------
   2,000,000  Michigan Strategic Fund, Revenue Bonds Weekly VRDNs (Waltec

              American Forgings Inc.)                                          NR/NR                    2,000,000

              ---------------------------------------------------------------
   1,000,000  Michigan Strategic Fund, Revenue Bonds Weekly VRDNs (YWY

              Investments LLC)                                                 NR/NR                    1,000,000

              ---------------------------------------------------------------
   3,300,000  Michigan Strategic Fund, Solid Waste Disposal Revenue Bonds
              Weekly VRDNs (Grayling Generating)/(Barclays Bank, New York

              LOC)                                                             NR/Aa2                   3,300,000

              ---------------------------------------------------------------
   2,000,000  Muskegon County, MI Economic Development Corp. Weekly VRDNs

              (Baker College)/(Old Kent Bank & Trust Co., Grand Rapids LOC)    NR/NR                    2,000,000
              ---------------------------------------------------------------
   4,000,000  Wayne County, MI , Airport Revenue Bonds (Series B) Daily VRDNs

              (Detroit Metropolitan County)                                    AAA                      4,000,000

              ---------------------------------------------------------------                       -------------
              Total Michigan                                                                           78,061,033

              ---------------------------------------------------------------                       -------------
              SOUTH CAROLINA--4.4%

              ---------------------------------------------------------------
   3,700,000  Piedmont Municipal Power Agency, SC, Electric Power & Light
              Revenue Refunding Bonds Weekly VRDNs (MBIA INS)/(Morgan

              Guaranty Trust Co., New York SA)                                 VMIG1/A-1                3,700,000
              ---------------------------------------------------------------                       -------------
              TOTAL SHORT-TERM MUNICIPALS                                                              83,761,033

              ---------------------------------------------------------------                       -------------

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND

--------------------------------------------------------------------------------


 PRINCIPAL                                                                           CREDIT
  AMOUNT                                                                             RATING*            VALUE

----------                                                                        ------------       ------------
MUTUAL FUND SHARES--2.6%

---------------------------------------------------------------------------------------------------
   2,157,000  Nuveen Tax Exempt Money Market Fund

              (AT NET ASSET VALUE)                                                                   $   2,157,000
              -------------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (AT AMORTIZED COST) (B)                                              $  85,918,033
              -------------------------------------------------------------------------------------  -------------

  * Please refer to the Appendix of the Statement of Additional
    Information for an explanation of the credit ratings. Current credit ratings are unaudited.

 (a) At April 30, 1997, 23.7% of the total investments at market value were subject to alternative minimum tax.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($84,019,313) at April 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC-- American Municipal Bond Assurance Corporation
CP--Commercial Paper
EDR--Economic Development Revenue
EDRB-- Economic Development Revenue Bonds
GO--General Obligation
IDR--Industrial Development Revenue
IDRB--Industrial Development Revenue Bond

INS--Insured
LOC--Letter of Credit
LT--Limited Tax

MBIA--Municipal Bond Investors Assurance
PCR--Pollution Control Revenue
SA--Support Agreement
TOBs--Tender Option Bonds
TRANs--Tax and Revenue Anticipation Notes
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997

--------------------------------------------------------------------------------



ASSETS:

---------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                         $  85,918,033
---------------------------------------------------------------------------------------------------
Cash                                                                                                           604

---------------------------------------------------------------------------------------------------
Income receivable                                                                                          511,262

---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                   1,444

---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       86,431,343

---------------------------------------------------------------------------------------------------
LIABILITIES:

-------------------------------------------------------------------------------------
Payable for investments purchased                                                      $  2,303,971
-------------------------------------------------------------------------------------
Payable for shares redeemed                                                                  38,934

-------------------------------------------------------------------------------------
Income distribution payable                                                                  36,672

-------------------------------------------------------------------------------------
Accrued expenses                                                                             32,453

-------------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                   2,412,030

---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 84,019,313 shares outstanding                                                         $  84,019,313
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

---------------------------------------------------------------------------------------------------
$84,019,313 / 84,019,313 shares outstanding                                                                  $1.00
---------------------------------------------------------------------------------------------------  -------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF OPERATIONS

YEAR ENDED APRIL 30, 1997

--------------------------------------------------------------------------------


INVESTMENT INCOME:

----------------------------------------------------------------------------------------------------
Interest                                                                                              $  2,929,550
----------------------------------------------------------------------------------------------------
EXPENSES:

---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   335,606
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     91,469

---------------------------------------------------------------------------------------
Custodian fees                                                                                18,843

---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      46,795
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      3,486

---------------------------------------------------------------------------------------
Auditing fees                                                                                 10,585

---------------------------------------------------------------------------------------
Legal fees                                                                                     3,338

---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     43,467

---------------------------------------------------------------------------------------
Share registration costs                                                                       9,744

---------------------------------------------------------------------------------------
Printing and postage                                                                           3,840

---------------------------------------------------------------------------------------
Insurance premiums                                                                             3,814

---------------------------------------------------------------------------------------
Miscellaneous                                                                                  2,190

---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          573,177

---------------------------------------------------------------------------------------
Waivers--

---------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                                         (167,803)

---------------------------------------------------------------------------------------  -----------
     Net expenses                                                                                          405,374

----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                       $  2,524,176
----------------------------------------------------------------------------------------------------  ------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                  YEAR ENDED        YEAR ENDED
                                                                                APRIL 30, 1997    APRIL 30, 1996

-----------------------------------------------------------------------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:

-----------------------------------------------------------------------------
OPERATIONS--

-----------------------------------------------------------------------------
Net investment income                                                           $    2,524,176    $    2,292,897
-----------------------------------------------------------------------------  ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--

-----------------------------------------------------------------------------
Distributions from net investment income                                            (2,524,176)       (2,292,897)
-----------------------------------------------------------------------------  ----------------  ----------------
SHARE TRANSACTIONS--

-----------------------------------------------------------------------------
Proceeds from sale of shares                                                       594,439,241       497,552,563
-----------------------------------------------------------------------------
Net asset value of shares issued to shareholders

in payment of distributions declared                                                 2,021,101         1,800,093
-----------------------------------------------------------------------------
Cost of shares redeemed                                                           (587,153,264)     (491,496,824)
-----------------------------------------------------------------------------  ----------------  ----------------
     Change in net assets resulting from share transactions                          9,307,078         7,855,832
-----------------------------------------------------------------------------  ----------------  ----------------
          Change in net assets                                                       9,307,078         7,855,832
-----------------------------------------------------------------------------
NET ASSETS:

-----------------------------------------------------------------------------
Beginning of period                                                                 74,712,235        66,856,403
-----------------------------------------------------------------------------  ----------------  ----------------
End of period                                                                   $   84,019,313    $   74,712,235
-----------------------------------------------------------------------------  ----------------  ----------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                        YEAR ENDED APRIL 30,

                                             ---------------------------------------------------------------------------
                                               1997       1996       1995       1994       1993       1992       1991
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
-------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

-------------------------------------------
  Net investment income                           0.03       0.03       0.03       0.02       0.02       0.04       0.05
-------------------------------------------
LESS DISTRIBUTIONS

-------------------------------------------
  Distributions from net investment income       (0.03)     (0.03)     (0.03)     (0.02)     (0.02)     (0.04)   (0.05)
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -------
NET ASSET VALUE, END OF PERIOD               $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00     1.00
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -------
TOTAL RETURN (B)                                  3.04%      3.24%      2.81%      1.98%      2.27%      3.68%    5.18%
-------------------------------------------
RATIOS TO AVERAGE NET ASSETS

-------------------------------------------
  Expenses                                        0.48%      0.53%      0.59%      0.50%      0.53%      0.50%    0.67%
-------------------------------------------
  Net investment income                           3.01%      3.18%      2.80%      1.96%      2.23%      3.51%    5.02%
-------------------------------------------
  Expense waiver (c)                              0.20%      0.20%      0.21%      0.22%      0.20%      0.39%    0.19%
-------------------------------------------
SUPPLEMENTAL DATA

-------------------------------------------
  Net assets, end of period (000 omitted)       $84,019     $74,712   $66,856    $55,013    $84,763    $71,745  $31,705
-------------------------------------------


                                               1990(A)

-------------------------------------------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $    1.00

-------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

-------------------------------------------
  Net investment income                            0.05

-------------------------------------------
LESS DISTRIBUTIONS

-------------------------------------------
  Distributions from net investment income        (0.05)

-------------------------------------------  -----------
NET ASSET VALUE, END OF PERIOD                $    1.00
-------------------------------------------  -----------
TOTAL RETURN (B)                                   5.14%

-------------------------------------------
RATIOS TO AVERAGE NET ASSETS

-------------------------------------------
  Expenses                                         0.44%*

-------------------------------------------
  Net investment income                            5.70%*

-------------------------------------------
  Expense waiver (c)                               0.39%*

-------------------------------------------
SUPPLEMENTAL DATA

-------------------------------------------
  Net assets, end of period (000 omitted)       $28,921

-------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from June 14, 1989 (date of initial public investment) to April 30, 1990.

 (b) Based on net asset value.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MUTUAL FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of seven portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:


                     PORTFOLIO NAME                                       INVESTMENT OBJECTIVE


Independence One Prime Money Market Fund ("Prime Money To provide current income consistent with Market Fund") stability of principal.

Independence One U.S. Treasury Money Market Fund ("U.S.    To provide current income consistent with
Treasury Money Market Fund")                               stability of principal.

Independence One Michigan Municipal Cash Fund ("Michigan   To provide stability of income and
Municipal Cash Fund")                                      current income exempt from federal

                                                           regular income tax and Michigan state
                                                           income tax consistent with stability
                                                           of principal.


The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Effective May 1, 1995, Prime Money Market Fund's existing shares
(Investment Shares) were designated "Class A Shares" and a new class of shares was designated "Class B Shares."

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that

INDEPENDENCE ONE MUTUAL FUNDS

--------------------------------------------------------------------------------
     the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1997, capital paid-in for Prime Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Cash Fund aggregated $409,003,976, $245,289,366, and $84,019,313, respectively. Transactions in shares were as follows:

INDEPENDENCE ONE MUTUAL FUNDS

--------------------------------------------------------------------------------

                                                                                    PRIME MONEY MARKET FUND

                                                                               ----------------------------------
                                                                                      YEAR ENDED APRIL 30,

                                                                               ----------------------------------
CLASS A SHARES                                                                       1997              1996
-----------------------------------------------------------------------------  ----------------  ----------------
Shares sold                                                                       2,380,466,586     2,125,876,995

-----------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                    8,476,115         7,678,573
-----------------------------------------------------------------------------
Shares redeemed                                                                  (2,362,097,479)   (2,056,171,298)
-----------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from Class A Share transactions                            26,845,222        77,384,270
-----------------------------------------------------------------------------  ----------------  ----------------


                                                                                    PRIME MONEY MARKET FUND

                                                                               ----------------------------------
                                                                                      YEAR ENDED APRIL 30,

                                                                               ----------------------------------
CLASS B SHARES                                                                        1997             1996*
-----------------------------------------------------------------------------  ----------------  ----------------
Shares sold                                                                         322,759,750       386,181,577
-----------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                    1,997,418           758,034
-----------------------------------------------------------------------------
Shares redeemed                                                                    (339,369,069)     (301,160,074)
-----------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from Class B Share transactions                           (14,611,901)       85,779,537
-----------------------------------------------------------------------------  ----------------  ----------------
          Net change resulting from share transactions                               12,233,321       163,163,807
-----------------------------------------------------------------------------  ----------------  ----------------

*For the period from June 13, 1995 (date of initial public investment) to April 30, 1996.


                                                                                         U.S. TREASURY
                                                                                       MONEY MARKET FUND

                                                                               ----------------------------------
                                                                                      YEAR ENDED APRIL 30,

                                                                               ----------------------------------
                                                                                     1997              1996
-----------------------------------------------------------------------------  ----------------  ----------------
Shares sold                                                                       2,388,962,959     2,423,363,168

-----------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                    8,194,683         8,401,826
-----------------------------------------------------------------------------
Shares redeemed                                                                  (2,449,101,104)   (2,379,419,355)
-----------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from share transactions                                   (51,943,462)       52,345,639
-----------------------------------------------------------------------------  ----------------  ----------------

INDEPENDENCE ONE MUTUAL FUNDS

--------------------------------------------------------------------------------

                                                                                       MICHIGAN MUNICIPAL
                                                                                           CASH FUND

                                                                               ----------------------------------
                                                                                      YEAR ENDED APRIL 30,

                                                                               ----------------------------------
                                                                                     1997              1996
-----------------------------------------------------------------------------  ----------------  ----------------
Shares sold                                                                         594,439,241       497,552,563
-----------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                    2,021,101         1,800,093
-----------------------------------------------------------------------------
Shares redeemed                                                                    (587,153,264)     (491,496,824)
-----------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from share transactions                                     9,307,078         7,855,832
-----------------------------------------------------------------------------  ----------------  ----------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Michigan National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee equal to 0.40% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee during any fiscal year shall be at least $50,000 for each portfolio in the Trust.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Michigan National Bank, Prime Money Market Fund will pay Michigan National Bank up to 0.25% of average daily net assets of the Class A Shares for the period. The fee paid to Michigan National Bank is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers of the Trust are Officers and/or
Directors or Trustees of the above companies.

INDEPENDENCE ONE MUTUAL FUNDS

--------------------------------------------------------------------------------

(5) CONCENTRATION OF CREDIT RISK

Since Michigan Municipal Cash Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1997, 55.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 6.2% of total investments.

REPORT OF KPMG PEAT MARWICK LLP,
INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders INDEPENDENCE ONE MUTUAL
FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, for the Independence One Mutual Funds listed below, as of April 30, 1997, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods listed below:

     INDEPENDENCE ONE PRIME MONEY MARKET FUND--statement of operations for the year ended April 30, 1997, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period from June 1, 1989 (commencement of operations) to April 30, 1997.

     INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND--statement of operations for the year ended April 30, 1997, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period from June 1, 1989 (commencement of operations) to April 30, 1997.

     INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND--statement of operations for the year ended April 30, 1997, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period from June 14, 1989 (commencement of operations) to April 30, 1997.

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at April 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund and Independence One Michigan Municipal Cash Fund as of April 30, 1997, and the results of their operations, changes in their net assets, and their financial highlights for each of the periods listed above, in conformity with generally accepted accounting principles.

                                                           KPMG PEAT MARWICK LLP

Pittsburgh, Pennsylvania
June 17, 1997

TRUSTEES                                OFFICERS

--------------------------------------------------------------------------------

Robert E. Baker                         Edward C. Gonzales
Harold Berry                              President and Treasurer
Clarence G. Frame                       Jeffrey W. Sterling
Harry J. Nederlander                      Vice President and Assistant Treasurer
Thomas S. Wilson                        Jay S. Neuman

                                          Secretary
                                        Gail Cagney

                                          Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

              APPENDIX FOR INDEPENDENCE ONE MUTUAL FUNDS

A. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Independence One Government Securities Fund (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The Lehman Brothers Government Bond Index is represented by a dotted line. The Lehman Brothers Government/Corporate Bond Index is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund, the Lehman Brothers Government Bond Index and the Lehman Brothers Government/Corporate Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 1/11/93 through 4/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared the Lehman Brothers Government Bond Index and the Lehman Brothers Government/Corporate Bond Index; the ending values are $12,780, $13,083 and $13,226, respectively.

B. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Independence One Fixed Income Fund (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The Lehman Brothers Intermediate Government/Corporate Bond Index is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the Lehman Brothers Intermediate Government/Corporate Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/23/95 through 4/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers Intermediate Government/Corporate Bond Index; the ending values are $10,701 and $10,764, respectively.

C. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Independence One Michigan Municipal Bond Fund (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The Lehman Brothers 7-Year General Obligation Bond Index is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the Lehman Brothers 7-Year General Obligation Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 11/20/95 through 4/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers7-Year General Obligation Bond Index; the ending values are $10,589 and $10,540, respectively.